UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5724

                      Oppenheimer Strategic Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

         Date of reporting period: October 1, 2003 - September 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                      3.3%
--------------------------------------------------------------------------------
Oil & Gas                                                                  3.0
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                              2.1
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                        1.4
--------------------------------------------------------------------------------
Chemicals                                                                  1.4
--------------------------------------------------------------------------------
Electric Utilities                                                         1.3
--------------------------------------------------------------------------------
Containers & Packaging                                                     1.3
--------------------------------------------------------------------------------
Commercial Services & Supplies                                             1.2
--------------------------------------------------------------------------------
Health Care Providers & Services                                           1.0
--------------------------------------------------------------------------------
Metals & Mining                                                            1.0

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on net assets.

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  Foreign Government Bonds        29.2%

  Corporate Bonds                 25.2

  Government Agency Bonds         16.7

  Other Bonds                     11.3

  U.S. Government Bonds            9.2

  Stocks                           4.4

  Cash Equivalents                 4.0

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.
--------------------------------------------------------------------------------


                      8 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's performance during its recent fiscal year was driven primarily by good results from its investments in emerging market and U.S. high-yield corporate bonds, as well as by favorable movements in foreign currency exchange rates.

      The Fund's relatively heavy exposure to emerging-market bonds contributed positively to performance, and debt securities from Brazil and Russia proved beneficial as these nations reformed their financial systems and instilled confidence among investors and rating agencies. Brazil's economy benefited during the reporting period from greater global demand for basic materials, and Russia continued to emerge as a force in the global oil industry. The Fund also avoided some of the weaker emerging markets, such as Turkey, sheltering the Fund from the brunt of weakness in those countries.

      The Fund's investments in the foreign currencies of major industrialized regions, including the Euro and Yen, fared well when the U.S. dollar weakened. We believe that the current U.S. account deficit and a ballooning U.S. federal budget deficit were significant factors in the U.S. dollar's decline.

      High-yield corporate bonds also contributed positively to the Fund's performance, particularly early in the reporting period, when bonds in the "triple-C" range produced higher returns than more highly rated securities. The Fund benefited from its investments in the high-yield debt of companies in the cable television, energy and basic materials industries.

      Although the Fund's holdings of U.S. government securities contributed less positively than other areas, the Fund nonetheless benefited from its emphasis on mortgage-backed securities within the sector. Mortgage-backed securities from federal agencies fared better than U.S. Treasury securities as interest rates rose and fewer homeowners refinanced their mortgages.

      However, the Fund's performance was hindered by its duration posture, which for much of the reporting period was set in a range that we considered shorter than industry averages. While this stance helped preserve value during declining markets, it limited the Fund's participation in market rallies, and slightly impeded performance

      Nonetheless, we have continued to maintain the Fund's average duration in a relatively short position in anticipation of higher interest rates. We also recently reduced the Fund's exposure to emerging markets debt by taking profits in securities that had gained value. We have redeployed some of those assets to bonds in foreign developed markets, where we currently believe values are more attractive.


                      9 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2004. In the case of Class A and B shares, performance is measured over a ten fiscal year period; Class C shares since inception of the Class on May 26, 1995 and Class Y shares since inception of the Class on January 26, 1998. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index, formerly Salomon Brothers World Government Bond Index. The former is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities widely regarded as a measure of the performance of the domestic debt securities market. The latter is an unmanaged index of fixed-rate bonds having a maturity of one year or more, widely regarded as a benchmark of fixed-income performance on a worldwide basis. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                     10 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class A)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              Oppenheimer
                         Strategic Income Fund     Lehman Brothers          Citigroup World
       Date                    (Class A)         Aggregate Bond Index   Government Bond Index
    09/30/1994                    9,525                 10,000                 10,000
    12/31/1994                    9,338                 10,038                 10,048
    03/31/1995                    9,485                 10,544                 11,147
    06/30/1995                   10,032                 11,186                 11,741
    09/30/1995                   10,346                 11,406                 11,618
    12/31/1995                   10,774                 11,892                 11,961
    03/31/1996                   10,970                 11,681                 11,737
    06/30/1996                   11,260                 11,748                 11,785
    09/30/1996                   11,697                 11,965                 12,106
    12/31/1996                   12,130                 12,324                 12,394
    03/31/1997                   12,102                 12,255                 11,882
    06/30/1997                   12,592                 12,705                 12,242
    09/30/1997                   13,017                 13,127                 12,398
    12/31/1997                   13,144                 13,514                 12,423
    03/31/1998                   13,496                 13,724                 12,521
    06/30/1998                   13,584                 14,044                 12,769
    09/30/1998                   13,121                 14,638                 13,833
    12/31/1998                   13,364                 14,688                 14,324
    03/31/1999                   13,436                 14,615                 13,771
    06/30/1999                   13,480                 14,486                 13,297
    09/30/1999                   13,503                 14,585                 13,899
    12/31/1999                   13,904                 14,567                 13,713
    03/31/2000                   14,124                 14,888                 13,737
    06/30/2000                   14,201                 15,148                 13,717
    09/30/2000                   14,338                 15,604                 13,357
    12/31/2000                   14,211                 16,260                 13,931
    03/31/2001                   14,465                 16,754                 13,507
    06/30/2001                   14,344                 16,848                 13,296
    09/30/2001                   14,081                 17,625                 14,247
    12/31/2001                   14,711                 17,633                 13,793
    03/31/2002                   14,958                 17,650                 13,571
    06/30/2002                   14,952                 18,302                 15,152
    09/30/2002                   15,014                 19,141                 15,738
    12/31/2002                   15,718                 19,442                 16,482
    03/31/2003                   16,319                 19,712                 16,994
    06/30/2003                   17,387                 20,205                 17,654
    09/30/2003                   17,955                 20,176                 18,002
    12/31/2003                   18,799                 20,240                 18,940
    03/31/2004                   19,237                 20,778                 19,293
    06/30/2004                   18,884                 20,270                 18,651
    09/30/2004                   19,523                 20,918                 19,263

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 3.57%    5-Year 6.61%    10-Year 6.92%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                     11 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class B)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              Oppenheimer
                         Strategic Income Fund     Lehman Brothers          Citigroup World
       Date                    (Class B)         Aggregate Bond Index   Government Bond Index
    09/30/1994                   10,000                 10,000                 10,000
    12/31/1994                    9,786                 10,038                 10,048
    03/31/1995                    9,899                 10,544                 11,147
    06/30/1995                   10,472                 11,186                 11,741
    09/30/1995                   10,779                 11,406                 11,618
    12/31/1995                   11,203                 11,892                 11,961
    03/31/1996                   11,385                 11,681                 11,737
    06/30/1996                   11,664                 11,748                 11,785
    09/30/1996                   12,093                 11,965                 12,106
    12/31/1996                   12,516                 12,324                 12,394
    03/31/1997                   12,464                 12,255                 11,882
    06/30/1997                   12,944                 12,705                 12,242
    09/30/1997                   13,354                 13,127                 12,398
    12/31/1997                   13,459                 13,514                 12,423
    03/31/1998                   13,793                 13,724                 12,521
    06/30/1998                   13,857                 14,044                 12,769
    09/30/1998                   13,389                 14,638                 13,833
    12/31/1998                   13,581                 14,688                 14,324
    03/31/1999                   13,628                 14,615                 13,771
    06/30/1999                   13,678                 14,486                 13,297
    09/30/1999                   13,645                 14,585                 13,899
    12/31/1999                   14,023                 14,567                 13,713
    03/31/2000                   14,217                 14,888                 13,737
    06/30/2000                   14,268                 15,148                 13,717
    09/30/2000                   14,419                 15,604                 13,357
    12/31/2000                   14,292                 16,260                 13,931
    03/31/2001                   14,547                 16,754                 13,507
    06/30/2001                   14,426                 16,848                 13,296
    09/30/2001                   14,161                 17,625                 14,247
    12/31/2001                   14,795                 17,633                 13,793
    03/31/2002                   15,043                 17,650                 13,571
    06/30/2002                   15,037                 18,302                 15,152
    09/30/2002                   15,100                 19,141                 15,738
    12/31/2002                   15,808                 19,442                 16,482
    03/31/2003                   16,412                 19,712                 16,994
    06/30/2003                   17,486                 20,205                 17,654
    09/30/2003                   18,057                 20,176                 18,002
    12/31/2003                   18,906                 20,240                 18,940
    03/31/2004                   19,347                 20,778                 19,293
    06/30/2004                   18,992                 20,270                 18,651
    09/30/2004                   19,635                 20,918                 19,263

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 2.66%    5-Year 6.53%    10-Year 6.98%


                     12 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class C)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              Oppenheimer
                         Strategic Income Fund     Lehman Brothers          Citigroup World
       Date                    (Class C)         Aggregate Bond Index   Government Bond Index
    05/26/1995                   10,000                 10,000                 10,000
    06/30/1995                   10,023                 10,073                 10,059
    09/30/1995                   10,309                 10,271                  9,954
    12/31/1995                   10,715                 10,709                 10,247
    03/31/1996                   10,889                 10,519                 10,055
    06/30/1996                   11,131                 10,579                 10,096
    09/30/1996                   11,542                 10,774                 10,371
    12/31/1996                   11,970                 11,098                 10,618
    03/31/1997                   11,920                 11,036                 10,179
    06/30/1997                   12,354                 11,441                 10,488
    09/30/1997                   12,773                 11,821                 10,621
    12/31/1997                   12,848                 12,169                 10,643
    03/31/1998                   13,167                 12,358                 10,727
    06/30/1998                   13,229                 12,647                 10,940
    09/30/1998                   12,780                 13,182                 11,851
    12/31/1998                   12,965                 13,226                 12,272
    03/31/1999                   13,039                 13,160                 11,798
    06/30/1999                   13,057                 13,045                 11,392
    09/30/1999                   13,026                 13,133                 11,908
    12/31/1999                   13,418                 13,117                 11,748
    03/31/2000                   13,574                 13,407                 11,769
    06/30/2000                   13,655                 13,640                 11,752
    09/30/2000                   13,728                 14,051                 11,443
    12/31/2000                   13,615                 14,642                 11,935
    03/31/2001                   13,832                 15,087                 11,572
    06/30/2001                   13,692                 15,172                 11,390
    09/30/2001                   13,380                 15,872                 12,206
    12/31/2001                   13,990                 15,879                 11,817
    03/31/2002                   14,162                 15,894                 11,626
    06/30/2002                   14,130                 16,481                 12,981
    09/30/2002                   14,202                 17,236                 13,483
    12/31/2002                   14,803                 17,507                 14,121
    03/31/2003                   15,382                 17,751                 14,559
    06/30/2003                   16,360                 18,195                 15,124
    09/30/2003                   16,822                 18,168                 15,423
    12/31/2003                   17,582                 18,226                 16,226
    03/31/2004                   17,960                 18,710                 16,528
    06/30/2004                   17,598                 18,253                 15,979
    09/30/2004                   18,160                 18,837                 16,503

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 6.95%    5-Year 6.87%   Since Inception (5/26/95) 6.59%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                     13 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class N)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              Oppenheimer
                         Strategic Income Fund     Lehman Brothers          Citigroup World
       Date                    (Class N)         Aggregate Bond Index   Government Bond Index
    03/01/2001                   10,000                 10,000                 10,000
    03/31/2001                    9,799                 10,050                  9,712
    06/30/2001                    9,717                 10,107                  9,560
    09/30/2001                    9,539                 10,573                 10,244
    12/31/2001                    9,988                 10,578                  9,917
    03/31/2002                   10,122                 10,588                  9,757
    06/30/2002                   10,112                 10,979                 10,894
    09/30/2002                   10,177                 11,482                 11,316
    12/31/2002                   10,617                 11,663                 11,851
    03/31/2003                   11,044                 11,825                 12,219
    06/30/2003                   11,753                 12,121                 12,693
    09/30/2003                   12,092                 12,103                 12,944
    12/31/2003                   12,648                 12,141                 13,618
    03/31/2004                   12,929                 12,464                 13,872
    06/30/2004                   12,678                 12,159                 13,410
    09/30/2004                   13,094                 12,548                 13,850

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 7.28%    Since Inception (3/1/01) 7.82%


                     14 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class Y)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              Oppenheimer
                         Strategic Income Fund     Lehman Brothers          Citigroup World
       Date                    (Class Y)         Aggregate Bond Index   Government Bond Index
    01/26/1998                   10,000                 10,000                 10,000
    03/31/1998                   10,181                 10,027                  9,981
    06/30/1998                   10,257                 10,261                 10,180
    09/30/1998                    9,936                 10,695                 11,028
    12/31/1998                   10,108                 10,731                 11,420
    03/31/1999                   10,194                 10,678                 10,979
    06/30/1999                   10,237                 10,584                 10,600
    09/30/1999                   10,241                 10,656                 11,081
    12/31/1999                   10,579                 10,643                 10,932
    03/31/2000                   10,732                 10,878                 10,951
    06/30/2000                   10,826                 11,067                 10,935
    09/30/2000                   10,912                 11,401                 10,648
    12/31/2000                   10,850                 11,880                 11,106
    03/31/2001                   11,049                 12,241                 10,768
    06/30/2001                   10,965                 12,310                 10,599
    09/30/2001                   10,740                 12,877                 11,358
    12/31/2001                   11,256                 12,883                 10,996
    03/31/2002                   11,419                 12,895                 10,819
    06/30/2002                   11,416                 13,372                 12,079
    09/30/2002                   11,498                 13,984                 12,546
    12/31/2002                   12,021                 14,204                 13,140
    03/31/2003                   12,496                 14,402                 13,548
    06/30/2003                   13,317                 14,762                 14,074
    09/30/2003                   13,721                 14,741                 14,351
    12/31/2003                   14,369                 14,787                 15,099
    03/31/2004                   14,706                 15,181                 15,380
    06/30/2004                   14,437                 14,810                 14,869
    09/30/2004                   14,927                 15,283                 15,356

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 8.80%    5-Year 7.83%    Since Inception (1/26/98) 6.18%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/93, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     16 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     17 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            BEGINNING       ENDING          EXPENSES
                            ACCOUNT         ACCOUNT         PAID DURING
                            VALUE           VALUE           6 MONTHS ENDED
                            (4/1/04)        (9/30/04)       SEPTEMBER 30, 2004
------------------------------------------------------------------------------
Class A Actual              $1,000.00       $1,014.80       $4.80
------------------------------------------------------------------------------
Class A Hypothetical         1,000.00        1,020.25        4.81
------------------------------------------------------------------------------
Class B Actual               1,000.00        1,011.10        8.53
------------------------------------------------------------------------------
Class B Hypothetical         1,000.00        1,016.55        8.56
------------------------------------------------------------------------------
Class C Actual               1,000.00        1,011.10        8.53
------------------------------------------------------------------------------
Class C Hypothetical         1,000.00        1,016.55        8.56
------------------------------------------------------------------------------
Class N Actual               1,000.00        1,012.70        6.97
------------------------------------------------------------------------------
Class N Hypothetical         1,000.00        1,018.10        6.99
------------------------------------------------------------------------------
Class Y Actual               1,000.00        1,015.10        4.49
------------------------------------------------------------------------------
Class Y Hypothetical         1,000.00        1,020.55        4.51

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2004 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            0.95%
----------------------------
Class B            1.69
----------------------------
Class C            1.69
----------------------------
Class N            1.38
----------------------------
Class Y            0.89


                     18 | OPPENHEIMER STRATEGIC INCOME FUND

SUMMARY STATEMENT OF INVESTMENTS  September 30, 2004
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL              VALUE    PERCENT OF
                                                                                          AMOUNT         SEE NOTE 1    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.7% (COST $262,422,911)                                                   $   226,655,207           3.7%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--18.6%
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%-12%, 10/1/16-10/1/34 1                                                         $   38,503,339         40,258,155           0.7
5%, 10/1/34 1                                                                         55,454,000         54,916,762           0.9
7%, 10/1/34 1                                                                         25,427,000         26,968,512           0.4
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate
Mtg. Investment Conduit Multiclass Pass-Through
Certificates, 2.109%-6.50%, 10/15/09-1/15/33 2                                        51,253,333         52,022,776           0.8
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security, (32.857)%-25.197%,
7/1/26-6/15/34 3                                                                      79,914,957         10,196,179           0.2
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security, Series 2819, Cl. PO,
11.429%, 6/15/34 4                                                                     5,270,303          4,629,255           0.1
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured
Pass-Through Security, Collateralized Mtg. Obligations,
Series T-42, Cl. A2, 5.50%, 2/25/42                                                        3,072              3,071           0.0
----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/19 1                                                                      28,007,000         27,910,712           0.5
5%, 10/1/19 1                                                                         62,675,000         63,673,914           1.0
5%, 10/1/34 1                                                                         31,538,000         31,212,780           0.5
5.50%, 10/1/19 1                                                                      73,509,000         75,966,994           1.2
5.50%, 10/1/34 1                                                                      47,621,000         48,260,931           0.8
6%, 11/1/34 1                                                                         28,550,000         29,424,344           0.5
6.50%, 10/1/34 1                                                                      87,034,000         91,304,062           1.5
7%, 10/1/34 1                                                                        212,711,000        225,540,026           3.6
5.50%-15%, 4/15/13-9/1/34                                                             84,171,060         87,817,108           1.4
----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust,
Commercial Mtg. Obligations, Interest-Only Stripped
Mtg.-Backed Security, Trust 2001-T10, Cl. IO, (14.798)%,
12/25/31 3,5                                                                         383,776,968          2,833,579           0.0
----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, 2.211%-6.50%,
8/25/09-12/18/32 2                                                                    24,606,430         24,850,086           0.4
----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security,
(13.048)%-29.05%, 2/25/29-7/25/41 3,5                                                127,358,316          5,094,587           0.1
----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security, (26.373)%-25.237%, 5/1/23-6/1/32 3                              57,437,971          9,661,049           0.2
----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                        237,320,126           3.8
                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $1,161,605,133)                                               1,149,865,008


                     19 | OPPENHEIMER STRATEGIC INCOME FUND

SUMMARY STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL              VALUE    PERCENT OF
                                                                                          AMOUNT         SEE NOTE 1    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--10.2%
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%,
7/15/09 [EUR]                                                                         11,290,000    $    14,092,755           0.2%
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                                       101,820,000        101,811,040           1.6
2.875%, 12/15/06                                                                      52,450,000         52,424,195           0.9
4.50%-4.875%, 3/15/07-1/15/13                                                         16,485,000         17,122,634           0.3
5.75%, 1/15/12                                                                        45,000,000         49,176,585           0.8
----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                                        34,300,000         35,330,303           0.6
6%, 5/15/08                                                                           40,000,000         43,540,600           0.7
6.625%, 9/15/09                                                                       83,000,000         93,608,479           1.5
1.80%-7.25%, 5/27/05-5/15/30                                                          40,900,000         44,064,842           0.7
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.93%-9.25%, 2/15/16-2/15/31 6,7                                 66,060,000         56,378,122           0.9
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.75%, 7/31/06 8,9                                                                    63,804,000         64,063,236           1.0
2.75%-4.25%, 8/15/07-8/15/14                                                          17,594,000         17,669,928           0.3
----------------------------------------------------------------------------------------------------------------------------------
United States (Government of) Gtd. Israel Aid Bonds,
5.50%, 12/4/23                                                                        11,400,000         11,816,522           0.2
----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                         31,180,130           0.5
                                                                                                    ---------------
Total U.S. Government Obligations (Cost $624,919,259)                                                   632,279,371

----------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--32.4%
----------------------------------------------------------------------------------------------------------------------------------
ARGENTINA--0.9%
Argentina (Republic of) Bonds, 1.98%, 8/3/12 2                                        49,730,000         36,235,068           0.6
----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                         16,208,692           0.3
                                                                                                    ---------------
                                                                                                         52,443,760
----------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--1.1%
Queensland Treasury Corp. Unsec. Nts., Series 09G,
6%, 7/14/09 [AUD]                                                                     94,160,000         69,978,459           1.1
----------------------------------------------------------------------------------------------------------------------------------
AUSTRIA--1.1%
Austria (Republic of) Bonds, 6.25%, 7/15/27 [EUR]                                     36,250,000         55,452,354           0.9
----------------------------------------------------------------------------------------------------------------------------------
Austria (Republic of) Nts., Series 98-1, 5%, 1/15/08 [EUR]                            11,325,000         14,970,025           0.2
                                                                                                    ---------------
                                                                                                         70,422,379
----------------------------------------------------------------------------------------------------------------------------------
BELGIUM--1.6%
Belgium (Kingdom of) Bonds, 3.75%-6.50%,
3/31/05-9/28/11 [EUR]                                                                 72,685,000         96,134,027           1.6
----------------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.8%
Brazil (Federal Republic of) Bonds, Series 15 yr., 2.125%,
4/15/09 2                                                                                138,241            135,822           0.0
----------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds,
Series 20 yr., 8%, 4/15/14                                                            42,665,373         42,212,053           0.7
----------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 12%, 4/15/10                                       10,760,000         12,874,340           0.2


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL              VALUE    PERCENT OF
                                                                                          AMOUNT         SEE NOTE 1    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
BRAZIL Continued
Brazil (Federal Republic of) Unsec. Unsub. Bonds:
8.875%-10%, 8/7/11-4/15/24                                                        $   20,800,000    $    21,033,488           0.3%
11%, 2/4/10 [EUR]                                                                      3,450,000          4,874,112           0.1
11%, 8/17/40                                                                          25,105,200         28,174,311           0.5
                                                                                                    ---------------
                                                                                                        109,304,126
----------------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.3%                                                                                           17,485,876           0.3
----------------------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.1%                                                                                            4,868,550           0.1
----------------------------------------------------------------------------------------------------------------------------------
DENMARK--0.4%                                                                                            22,224,659           0.4
----------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%                                                                                         4,913,100           0.1
----------------------------------------------------------------------------------------------------------------------------------
FINLAND--0.1%                                                                                             3,733,695           0.1
----------------------------------------------------------------------------------------------------------------------------------
FRANCE--2.3%
France (Government of) Obligations Assimilables
du Tresor Bonds:
5.50%, 10/25/07-10/25/10 [EUR]                                                        16,365,000         22,071,267           0.4
5.75%, 10/25/32 [EUR]                                                                 25,445,000         37,072,990           0.6
----------------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
3 yr., 3.50%, 1/12/05 [EUR]                                                           20,895,000         26,086,235           0.4
5 yr., 4.75%, 7/12/07 [EUR]                                                              795,000          1,039,654           0.0
5 yr., 5%, 7/12/05 [EUR]                                                              42,600,000         54,093,897           0.9
                                                                                                    ---------------
                                                                                                        140,364,043
----------------------------------------------------------------------------------------------------------------------------------
GERMANY--5.9%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                                     42,040,000         52,201,991           0.8
4.50%-5%, 8/17/07-7/4/11 [EUR]                                                        13,210,000         17,598,339           0.3
5.375%, 1/4/10 [EUR]                                                                  19,385,000         26,398,422           0.4
Series 02, 5%, 7/4/12 [EUR]                                                           26,650,000         35,801,352           0.6
Series 143, 3.50%, 10/10/08 [EUR]                                                    186,290,000        234,830,328           3.8
                                                                                                    ---------------
                                                                                                        366,830,432
----------------------------------------------------------------------------------------------------------------------------------
GREECE--1.2%
Greece (Republic of) Bonds:
3.50%-4.60%, 4/18/08-5/20/13 [EUR]                                                    14,455,000         18,301,695           0.3
5.35%, 5/18/11 [EUR]                                                                  19,780,000         26,874,464           0.4
----------------------------------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%,
4/19/07 [EUR]                                                                         23,245,000         30,213,137           0.5
                                                                                                    ---------------
                                                                                                         75,389,296
----------------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%                                                                                           4,750,200           0.1
----------------------------------------------------------------------------------------------------------------------------------
HUNGARY--0.1%                                                                                             7,532,296           0.1
----------------------------------------------------------------------------------------------------------------------------------
IRELAND--0.2%                                                                                            12,555,769           0.2


                     21 | OPPENHEIMER STRATEGIC INCOME FUND

SUMMARY STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL              VALUE    PERCENT OF
                                                                                          AMOUNT         SEE NOTE 1    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
ITALY--1.8%
Italy (Republic of) Treasury Bonds, Buoni del
Tesoro Poliennali:
4%-4.50%, 3/1/05-3/1/07 [EUR]                                                         17,735,000    $    22,690,367           0.4%
5%, 2/1/12 [EUR]                                                                      26,035,000         34,855,367           0.6
5%, 10/15/07 [EUR]                                                                    21,650,000         28,580,903           0.4
5.25%, 12/15/05 [EUR]                                                                 21,165,000         27,190,465           0.4
                                                                                                    ---------------
                                                                                                        113,317,102
----------------------------------------------------------------------------------------------------------------------------------
IVORY COAST--0.1%                                                                                         3,110,122           0.1
----------------------------------------------------------------------------------------------------------------------------------
JAPAN--2.0%
Japan (Government of) Bonds, 5 yr., Series 14,
0.40%, 6/20/06 [JPY]                                                              13,686,000,000        125,030,439           2.0
----------------------------------------------------------------------------------------------------------------------------------
KOREA, REPUBLIC OF SOUTH--0.3%                                                                           19,455,538           0.3
----------------------------------------------------------------------------------------------------------------------------------
MEXICO--0.8%                                                                                             48,135,569           0.8
----------------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.1%                                                                                         7,559,840           0.1
----------------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%                                                                                             6,575,247           0.1
----------------------------------------------------------------------------------------------------------------------------------
PERU--0.5%
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 6                                         56,124,120         31,589,238           0.5
----------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.2%                                                                                        14,162,128           0.2
----------------------------------------------------------------------------------------------------------------------------------
POLAND--1.0%
Poland (Republic of) Bonds, Series 0K0805, 5.23%,
8/12/05 6 [PLZ]                                                                      189,340,000         50,804,320           0.8
----------------------------------------------------------------------------------------------------------------------------------
Poland (Republic of) Bonds, 5.75%-6%,
5/24/09-9/23/22 [PLZ]                                                                 49,035,000         13,325,312           0.2
                                                                                                    ---------------
                                                                                                         64,129,632
----------------------------------------------------------------------------------------------------------------------------------
PORTUGAL--0.8%
Portugal (Republic of) Obrig Do Tes Medio Prazo
Nts., 4.875%, 8/17/07 [EUR]                                                           23,400,000         30,686,554           0.5
----------------------------------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo
Unsec. Unsub. Nts., 5.85%, 5/20/10 [EUR]                                              14,360,000         19,989,989           0.3
                                                                                                    ---------------
                                                                                                         50,676,543
----------------------------------------------------------------------------------------------------------------------------------
RUSSIA--1.4%
Ministry Finance of Russia Debs.:
Series VI, 3%, 5/14/06                                                                17,870,000         17,500,985           0.2
Series V, 3%, 5/14/08                                                                 48,955,000         44,423,138           0.7
----------------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 2                                         26,555,250         25,609,219           0.4
----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                          8,077,556           0.1
                                                                                                    ---------------
                                                                                                         95,610,898
----------------------------------------------------------------------------------------------------------------------------------
SPAIN--2.0%
Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado:
5.35%, 10/31/11 [EUR]                                                                 35,425,000         48,529,102           0.8
5.75%, 7/30/32 [EUR]                                                                  20,670,000         30,056,247           0.5


                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                       PRINCIPAL              VALUE    PERCENT OF
                                                                                          AMOUNT         SEE NOTE 1    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
SPAIN Continued
Spain (Kingdom of) Treasury Bills, 2.03%,
10/22/04 6 [EUR]                                                                      35,545,000    $    44,161,143           0.7%
                                                                                                    ---------------
                                                                                                        122,746,492
----------------------------------------------------------------------------------------------------------------------------------
SWEDEN--0.3%                                                                                             15,404,280           0.3
----------------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.6%
Netherlands (Kingdom of the) Bonds:
5%, 7/15/11 [EUR]                                                                      5,250,000          7,044,311           0.1
5.50%, 1/15/28 [EUR]                                                                  22,970,000         32,166,027           0.5
                                                                                                    ---------------
                                                                                                         39,210,338
----------------------------------------------------------------------------------------------------------------------------------
TURKEY--0.1%                                                                                              7,420,050           0.1
----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--2.4%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                        84,035,000        147,679,882           2.4
----------------------------------------------------------------------------------------------------------------------------------
VENEZUELA--0.6%                                                                                          39,955,105           0.6
                                                                                                    ---------------
Total Foreign Government Obligations (Cost $1,928,875,689)                                            2,010,699,110

----------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--1.6%
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Indonesia (Republic of) Rupiah
Loan Participation Nts.:
2.636%, 1/25/06 2                                                                     23,680,000         23,154,304           0.4
2.636%, 3/21/05 2                                                                     20,675,000         20,577,828           0.3
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, OAO Gazprom Loan
Participation Nts., 6.50%, 8/4/05 5                                                   25,000,000         25,620,000           0.4
----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                         29,924,628           0.5
                                                                                                    ---------------
Total Loan Participations (Cost $104,542,018)                                                            99,276,760

----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--27.7%
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.8%
Auto Components                                                                                          48,024,274           0.8
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                                                           131,050,925           2.1
----------------------------------------------------------------------------------------------------------------------------------
Household Durables                                                                                       51,609,813           0.8
----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products                                                                              2,053,250           0.1
----------------------------------------------------------------------------------------------------------------------------------
Media                                                                                                   200,510,147           3.3
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail                                                                                          7,602,350           0.1
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                                                                                         27,507,250           0.4
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                                                         13,981,875           0.2
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.1%
Beverages                                                                                                 3,615,500           0.1
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing                                                                                  7,709,923           0.1


                     23 | OPPENHEIMER STRATEGIC INCOME FUND

SUMMARY STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL              VALUE    PERCENT OF
                                                                                          AMOUNT         SEE NOTE 1    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES Continued
Food Products                                                                                       $    47,641,013           0.8%
----------------------------------------------------------------------------------------------------------------------------------
Household Products                                                                                       10,003,375           0.1
----------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.6%
Energy Equipment & Services                                                                              38,446,375           0.6
----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas
Gazprom International SA, 7.201% Sr. Unsec. Bonds,
2/1/20                                                                            $   34,905,000         35,436,603           0.6
----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                        150,293,108           2.4
                                                                                                    ---------------
                                                                                                        185,729,711
----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--1.1%
Capital Markets                                                                                           4,833,250           0.1
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                                                                         19,828,338           0.3
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                                                                           13,036,225           0.2
----------------------------------------------------------------------------------------------------------------------------------
Insurance                                                                                                 6,864,625           0.1
----------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                                                              18,509,934           0.3
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                                                                                5,407,500           0.1
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.2%
Health Care Equipment & Supplies                                                                         15,769,860           0.2
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                                                                         60,313,059           1.0
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.2%
Aerospace & Defense                                                                                      24,743,686           0.4
----------------------------------------------------------------------------------------------------------------------------------
Airlines                                                                                                 25,652,066           0.4
----------------------------------------------------------------------------------------------------------------------------------
Building Products                                                                                         5,713,170           0.1
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                                                                           72,785,582           1.2
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                                                                                5,138,055           0.1
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                                                                                      4,166,500           0.1
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                                                                                    609,000           0.0
----------------------------------------------------------------------------------------------------------------------------------
Machinery                                                                                                39,639,750           0.6
----------------------------------------------------------------------------------------------------------------------------------
Marine                                                                                                   15,063,390           0.2
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail                                                                                               4,465,688           0.1
----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure                                                                             1,961,875           0.0
----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.9%
Communications Equipment                                                                                  5,867,750           0.1
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                                                                                   2,354,000           0.0


                     24 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                              VALUE    PERCENT OF
                                                                                                         SEE NOTE 1    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY Continued
Electronic Equipment & Instruments                                                                  $     5,493,750           0.1%
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services                                                                                909,904           0.0
----------------------------------------------------------------------------------------------------------------------------------
IT Services                                                                                              10,351,750           0.2
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                                                 27,591,860           0.5
----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--4.3%
Chemicals                                                                                                85,159,431           1.4
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials                                                                                    3,696,000           0.0
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging                                                                                   78,345,818           1.3
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining                                                                                          60,055,589           1.0
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                                                                                  38,603,520           0.6
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
Diversified Telecommunication Services                                                                   58,426,193           1.0
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services                                                                      86,253,653           1.4
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.1%
Electric Utilities                                                                                       81,484,138           1.3
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities                                                                                             8,360,000           0.1
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power                                                                      39,696,256           0.7
----------------------------------------------------------------------------------------------------------------------------------
Water Utilities                                                                                           2,166,000           0.0
                                                                                                    ---------------
Total Corporate Bond and Notes (Cost $1,712,641,527)                                                  1,714,802,946

----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.8% (COST $77,458,299)                                                                49,327,854           0.8
----------------------------------------------------------------------------------------------------------------------------------

                                                                                          SHARES
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.0%
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                               18,900          1,233,036           0.0
----------------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 10,11                                                                   1,019,757             30,593           0.0
----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                        249,218,924           4.0
                                                                                                    ---------------
Total Common Stocks (Cost $231,331,906)                                                                 250,482,553

----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0% (COST $1,728,328)                                                 2,430,748           0.0
----------------------------------------------------------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--7.9%
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Korea (Republic of) Credit Bonds,
1.56%, 6/20/09                                                                    $   35,750,000         36,103,925           0.6
Moscow (City of) Linked Nts.,
10%-15%, 5/27/05-9/2/05 [RUR]                                                        463,537,000         16,963,868           0.3


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

SUMMARY STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL              VALUE    PERCENT OF
                                                                                          AMOUNT         SEE NOTE 1    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
OAO Gazprom I Credit Nts., 5.588%, 10/20/07                                       $    7,145,000    $     7,463,726           0.1%
OAO Gazprom II Credit Nts., 5.338%, 4/20/07                                            7,145,000          7,440,008           0.1
Ukraine (Republic of) Credit Linked Nts.,
6.541%, 8/15/11                                                                       35,010,000         36,025,290           0.6
----------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through
Certificates:
Series 3-1, 7.75%, 12/29/09 12,13                                                    100,000,000        101,375,000           1.7
Series 3-3, 8%, 12/29/09 12,13                                                       113,000,000        113,353,125           1.8
----------------------------------------------------------------------------------------------------------------------------------
Other Securities                                                                                        168,432,267           2.7
                                                                                                    ---------------
Total Structured Notes (Cost $477,097,559)                                                              487,157,209

----------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0% (COST $1,434,463)                                                                   307,720           0.0
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.5%
----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.51% in joint repurchase agreement (Principal Amount/
Value $195,664,000, with a maturity value of $195,673,403) with DB Alex Brown
LLC, 1.73%, dated 9/30/04, to be repurchased at $1,000,048 on 10/1/04, collateralized by U.S. Treasury Bonds, 6.25%--9.25%, 2/15/16--5/15/30,
with a value of $182,065,645 and U.S. Treasury Nts.,
3.375%, 1/15/07, with a value of $17,636,762                                           1,000,000          1,000,000           0.0
----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.35% in joint repurchase agreement (Principal Amount/
Value $1,446,038,000, with a maturity value of $1,446,110,302) with UBS Warburg
LLC, 1.80%, dated 9/30/04, to be repurchased at $19,500,975 on 10/1/04, collateralized by Federal National Mortgage
Assn., 5%, 3/1/34, with a value of $1,477,979,332                                     19,500,000         19,500,000           0.3
----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 71.44% in joint repurchase agreement (Principal Amount/
Value $361,238,000, with a maturity value of $361,255,058) with Cantor
Fitzgerald & Co./Cantor Fitzgerald Securities, 1.70%, dated 9/30/04, to be repurchased at $258,069,186 on 10/1/04, collateralized by U.S.
Treasury Bonds, 1.625%--9.875%, 3/31/05--8/15/28, with a value of $298,717,670 and U.S. Treasury Bills, 1/20/05,
with a value of $70,023,125                                                          258,057,000        258,057,000           4.2
                                                                                                    ---------------
Total Joint Repurchase Agreements (Cost $278,557,000)                                                   278,557,000

----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $6,862,614,092)                                                     6,901,841,486         111.4
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                  (706,867,069)        (11.4)
                                                                                                    ------------------------------
NET ASSETS                                                                                          $ 6,194,974,417         100.0%
                                                                                                    ==============================

FOOTNOTES TO SUMMARY STATEMENT OF INVESTMENTS

"Other securities" are unaffiliated holdings that are not individually one of the top 50 holdings of the Fund, do not individually represent more than 1% of the Fund's net assets and are issued by an entity in which the Fund's aggregate holdings of securities issued by that entity do not represent more than 1% of net assets.

The following footnotes to the statement of investments apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
                     26 | OPPENHEIMER STRATEGIC INCOME FUND

Principal amount, contracts and exercise price are reported in U.S. Dollars, except for those denoted in the following currencies:

AUD     Australian Dollar

EUR     Euro

GBP     British Pound Sterling

JPY     Japanese Yen

NZD     New Zealand Dollar

PLZ     Polish Zloty

RUR     Russian Ruble

1. When-issued security or forward commitment to be delivered and settled after September 30, 2004. See Note 1 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $30,067,013 or 0.49% of the Fund's net assets as of September 30, 2004.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $4,629,255 or 0.07% of the Fund's net assets as of September 30, 2004.

5. Illiquid or restricted security. See Note 11 of Notes to Financial
Statements.

6. Zero coupon bond reflects the effective yield on the date of purchase.

7. Holdings are held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $27,764,000. See Note 6 of Notes to Financial Statements.

8. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

9. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                          CONTRACTS        EXPIRATION     EXERCISE           PREMIUM          VALUE
                                    SUBJECT TO CALL             DATES        PRICE          RECEIVED     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)                   21,980,000,000JPY        10/8/04      104.400JPY    $ 1,576,917     $       --
New Zealand (Government of)
Bonds, 7%, 7/15/09                           10,785NZD        12/9/04        6.205NZD         31,999         41,107
                                                                                         --------------------------
                                                                                         $ 1,608,916     $   41,107
                                                                                         ==========================

10. Non-income producing security.

11. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2004 amounts to $30,593. Transactions during the period in which the issuer was an affiliate are as follows:

                                             SHARES                                           SHARES
                                          SEPT. 30,             GROSS       GROSS          SEPT. 30,     UNREALIZED
                                               2003         ADDITIONS   REDUCTIONS              2004   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Prandium, Inc.                            1,019,757                --           --         1,019,757    $11,955,407

12. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $416,465,073 or 6.72% of the Fund's net assets as of September 30, 2004.

13. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately
$382,192,000)--see accompanying statement:
Unaffiliated companies (cost $6,850,628,092)                           $  6,901,810,893
Affiliated companies (cost $11,986,000)                                          30,593
                                                                       ----------------
                                                                          6,901,841,486
---------------------------------------------------------------------------------------
Cash                                                                          4,219,855
---------------------------------------------------------------------------------------
Cash--foreign currencies (cost $659,393)                                        652,268
---------------------------------------------------------------------------------------
Collateral for securities loaned                                            390,346,302
---------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                         4,705,942
---------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                     2,452,702
---------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $106,030,886 sold on a when-issued basis
or forward commitment)                                                      134,063,188
Interest, dividends and principal paydowns                                   86,701,845
Shares of beneficial interest sold                                            4,660,678
Other                                                                            78,929
                                                                       ----------------
Total assets                                                              7,529,723,195

---------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------
Options written, at value (premiums received $1,608,916)--see
accompanying summary statement of investments                                    41,107
---------------------------------------------------------------------------------------
Swaptions written, at value (premiums received $1,181,001)                    1,564,955
---------------------------------------------------------------------------------------
Return of collateral for securities loaned                                  390,346,302
---------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                        23,102,068
---------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $835,449,053 purchased on a
when-issued basis or forward commitment)                                    889,180,496
Shares of beneficial interest redeemed                                       11,417,728
Closed foreign currency contracts                                             9,620,609
Distribution and service plan fees                                            3,730,238
Dividends                                                                     2,922,945
Futures margins                                                                 996,895
Transfer and shareholder servicing agent fees                                   795,139
Shareholder communications                                                      559,495
Trustees' compensation                                                          110,017
Other                                                                           360,784
                                                                       ----------------
Total liabilities                                                         1,334,748,778

---------------------------------------------------------------------------------------
NET ASSETS                                                             $  6,194,974,417
                                                                       ================


                     28 | OPPENHEIMER STRATEGIC INCOME FUND

----------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------
Par value of shares of beneficial interest                             $      1,464,099
----------------------------------------------------------------------------------------
Additional paid-in capital                                                7,128,865,393
----------------------------------------------------------------------------------------
Accumulated net investment income                                           119,924,802
----------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                                             (1,087,197,545)
----------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                     31,917,668
                                                                       -----------------
NET ASSETS                                                             $  6,194,974,417
                                                                       =================

----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,117,666,340 and 973,545,971 shares of beneficial
interest outstanding)                                                  $           4.23
Maximum offering price per share (net asset value plus sales
charge of 4.75% of offering price)                                     $           4.44
----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,163,555,335 and 274,111,241 shares of beneficial
interest outstanding)                                                  $           4.24
----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $710,084,684 and 168,216,761 shares of beneficial
interest outstanding)                                                  $           4.22
----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $52,969,470 and 12,516,022 shares of beneficial interest
outstanding)                                                           $           4.23
----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $150,698,588 and 35,708,894 shares of
beneficial interest outstanding)                                       $           4.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Interest                                                               $    344,307,567
----------------------------------------------------------------------------------------
Fee income                                                                   15,925,307
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $216,419)                      5,150,052
----------------------------------------------------------------------------------------
Portfolio lending fees                                                          560,653
                                                                       -----------------
Total investment income                                                     365,943,579

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                              33,967,119
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       9,891,924
Class B                                                                      14,260,769
Class C                                                                       7,163,671
Class N                                                                         199,666
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       5,760,790
Class B                                                                       1,748,998
Class C                                                                         896,600
Class N                                                                         125,777
Class Y                                                                       1,601,641
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         645,678
Class B                                                                         248,729
Class C                                                                          91,228
Class N                                                                           6,069
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                     802,111
----------------------------------------------------------------------------------------
Trustees' compensation                                                          159,292
----------------------------------------------------------------------------------------
Other                                                                           543,960
                                                                       -----------------
Total expenses                                                               78,114,022
Less reduction to custodian expenses                                            (94,722)
Less payments and waivers of expenses                                        (1,011,245)
                                                                       -----------------
Net expenses                                                                 77,008,055

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       288,935,524


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)                  $       (273,420)
Closing of futures contracts                                                (18,657,324)
Closing and expiration of option contracts written                            3,525,972
Closing and expiration of swaption contracts                                   (969,972)
Foreign currency transactions                                               150,909,396
Swap contracts                                                               (9,065,648)
                                                                       -----------------
Net realized gain                                                           125,469,004
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 161,658,067
Translation of assets and liabilities denominated in foreign                (44,388,863)
currencies
Futures contracts                                                           (12,712,112)
Option contracts                                                               (787,163)
Swaption contracts                                                             (569,007)
Swap contracts                                                                3,748,280
                                                                       -----------------
Net change in unrealized appreciation (depreciation)                        106,949,202

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $    521,353,730
                                                                       =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                           2004                 2003
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                  $    288,935,524     $    387,022,687
---------------------------------------------------------------------------------------------
Net realized gain (loss)                                    125,469,004         (178,426,068)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)        106,949,202          863,388,406
                                                       --------------------------------------
Net increase in net assets resulting from operations        521,353,730        1,071,985,025

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                    (192,285,670)        (228,607,620)
Class B                                                     (57,497,267)        (101,542,711)
Class C                                                     (28,954,074)         (35,917,109)
Class N                                                      (1,737,495)          (1,359,641)
Class Y                                                     (10,331,686)         (12,603,902)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                     102,366,894          271,084,579
Class B                                                    (576,954,365)        (358,847,116)
Class C                                                     (13,106,700)          59,394,216
Class N                                                      21,566,186           12,050,473
Class Y                                                     (97,360,343)          65,509,777

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase (decrease)                                  (332,940,790)         741,145,971
---------------------------------------------------------------------------------------------
Beginning of period                                       6,527,915,207        5,786,769,236
                                                       --------------------------------------
End of period (including accumulated net investment
income (loss) of $119,924,802 and $(26,416,177),
respectively)                                          $  6,194,974,417     $  6,527,915,207
                                                       ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     32 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED SEPTEMBER 30,                   2004              2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     4.08        $     3.64      $     3.72      $     4.18      $     4.33
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .20               .26             .32             .36             .43
Net realized and unrealized gain (loss)                  .15               .43            (.08)           (.43)           (.17)
                                                  -------------------------------------------------------------------------------
Total from investment operations                         .35               .69             .24            (.07)            .26
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.20)             (.25)           (.30)           (.26)           (.41)
Tax return of capital distribution                        --                --            (.02)           (.13)             --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.20)             (.25)           (.32)           (.39)           (.41)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     4.23        $     4.08      $     3.64      $     3.72      $     4.18
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      8.73%            19.59%           6.63%          (1.79)%          6.18%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $4,117,666        $3,873,018      $3,202,825      $3,186,441      $3,431,763
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $4,025,554        $3,521,307      $3,263,490      $3,349,859      $3,517,517
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   4.69%             6.60%           7.91%           8.90%           9.98%
Total expenses                                          0.95% 3,4         0.95% 3         1.01% 3         0.93% 3         0.95% 3
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   90% 5            104%            117%            209%            136%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,593,936,243 and $5,563,251,032, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     33 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED SEPTEMBER 30,                   2004              2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     4.10        $     3.66      $     3.73      $     4.19      $     4.34
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .16               .22             .28             .33             .39
Net realized and unrealized gain (loss)                  .15               .44            (.05)           (.43)           (.17)
                                                  -------------------------------------------------------------------------------
Total from investment operations                         .31               .66             .23            (.10)            .22
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.17)             (.22)           (.28)           (.24)           (.37)
Tax return of capital distribution                        --                --            (.02)           (.12)             --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.17)             (.22)           (.30)           (.36)           (.37)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     4.24        $     4.10      $     3.66      $     3.73      $     4.19
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      7.66%            18.62%           6.11%          (2.53)%          5.37%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,163,555        $1,686,295      $1,847,182      $2,186,638      $2,581,391
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,424,322        $1,757,152      $2,056,449      $2,394,886      $2,907,627
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   4.16%             5.92%           7.22%           8.14%           9.01%
Total expenses                                          1.69% 3,4         1.68% 3         1.75% 3         1.68% 3         1.71% 3
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   90% 5            104%            117%            209%            136%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,593,936,243 and $5,563,251,032, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS C      YEAR ENDED SEPTEMBER 30,                   2004              2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     4.07        $     3.64      $     3.71      $     4.17      $     4.32
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .17               .23             .29             .33             .39
Net realized and unrealized gain (loss)                  .15               .42            (.06)           (.43)           (.17)
                                                  -------------------------------------------------------------------------------
Total from investment operations                         .32               .65             .23            (.10)            .22
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.17)             (.22)           (.28)           (.24)           (.37)
Tax return of capital distribution                        --                --            (.02)           (.12)             --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.17)             (.22)           (.30)           (.36)           (.37)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     4.22        $     4.07      $     3.64      $     3.71      $     4.17
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      7.95%            18.45%           6.15%          (2.54)%          5.39%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  710,085        $  698,196      $  568,487      $  553,399      $  548,332
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  716,206        $  623,598      $  571,292      $  554,279      $  568,742
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   4.06%             5.85%           7.15%           8.15%           9.21%
Total expenses                                          1.69% 3,4         1.69% 3         1.75% 3         1.68% 3         1.71% 3
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   90% 5            104%            117%            209%            136%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,593,936,243 and $5,563,251,032, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     35 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED SEPTEMBER 30,                   2004              2003            2002          2001 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     4.08        $     3.65      $     3.72      $     4.13
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .17               .25             .30             .22
Net realized and unrealized gain (loss)                  .16               .42            (.05)           (.41)
                                                  ---------------------------------------------------------------
Total from investment operations                         .33               .67             .25            (.19)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.18)             (.24)           (.30)           (.15)
Tax return of capital distribution                        --                --            (.02)           (.07)
                                                  ---------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.18)             (.24)           (.32)           (.22)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     4.23        $     4.08      $     3.65      $     3.72
                                                  ===============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      8.28%            18.82%           6.70%          (4.61)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   52,969        $   30,110      $   15,508      $    3,215
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   40,043        $   22,627      $    8,954      $    1,348
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.19%             6.08%           7.07%           9.74%
Total expenses                                          1.38% 4,5         1.34% 4         1.22% 4         0.98% 4
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   90% 6            104%            117%            209%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,593,936,243 and $5,563,251,032, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     36 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS Y      YEAR ENDED SEPTEMBER 30,                   2004              2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     4.07        $     3.64      $     3.71      $     4.17      $     4.32
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .21               .26             .32             .36             .46
Net realized and unrealized gain (loss)                  .14               .42            (.06)           (.42)           (.19)
                                                  ------------------------------------------------------------------------------
Total from investment operations                         .35               .68             .26            (.06)            .27
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.20)             (.25)           (.31)           (.26)           (.42)
Tax return of capital distribution                        --                --            (.02)           (.14)             --
                                                  ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.20)             (.25)           (.33)           (.40)           (.42)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     4.22        $     4.07      $     3.64      $     3.71      $     4.17
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      8.80%            19.33%           7.06%          (1.58)%          6.55%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  150,699        $  240,296      $  152,767      $  103,858      $   75,748
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  213,632        $  194,308      $  127,992      $   94,400      $   57,127
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   4.80%             6.57%           7.86%           9.09%          11.39%
Total expenses                                          1.29%             1.41%           1.74%           1.35%           0.83%
Expenses after payments and waivers
and reduction to custodian expenses                     0.90%             0.91%           0.90%           0.78%            N/A 3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   90% 4            104%            117%            209%            136%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,593,936,243 and $5,563,251,032, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     37 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities


                     38 | OPPENHEIMER STRATEGIC INCOME FUND
with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2004, the market value of these securities comprised 7.9% of the Fund's net assets and resulted in unrealized gains of $10,059,650.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2004, the Fund had purchased $835,449,053 of securities on a when-issued basis or forward commitment and sold $106,030,886 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2004, securities with an aggregate market value of $60,275,197, representing 0.97% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such


                     40 | OPPENHEIMER STRATEGIC INCOME FUND
class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                      NET UNREALIZED
                                                                        DEPRECIATION
                                                                    BASED ON COST OF
                                                                      SECURITIES AND
      UNDISTRIBUTED   UNDISTRIBUTED                 ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT      LONG-TERM                        LOSS   FOR FEDERAL INCOME
      INCOME                   GAIN    CARRYFORWARD 1,2,3,4,5,6         TAX PURPOSES
      ------------------------------------------------------------------------------
      $140,321,504              $--              $1,059,119,870          $14,094,601

1. As of September 30, 2004, the Fund had $1,030,395,294 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2004, details of the capital loss carryforwards were as follows:

                     EXPIRING
                     ------------------------------
                     2007            $   16,381,920
                     2008               358,683,799
                     2009                52,578,252
                     2010               185,647,798
                     2011               294,188,800
                     2012               122,914,725
                                     --------------
                     Total           $1,030,395,294
                                     ==============

2. As of September 30, 2004, the Fund had $25,835,930 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

3. The Fund had $2,888,646 of straddle losses which were deferred.

4. During the fiscal year ended September 30, 2004, the Fund did not utilize any capital loss carryforward.

5. During the fiscal year ended September 30, 2003, the Fund did not utilize any capital loss carryforward.

6. During the fiscal year ended September 30, 2004, $114,650,580 of unused capital loss carryforward expired.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                     41 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Accordingly, the following amounts have been reclassified for September 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                      INCREASE TO
                             REDUCTION TO         ACCUMULATED NET
      REDUCTION TO        ACCUMULATED NET           REALIZED LOSS
      PAID-IN CAPITAL     INVESTMENT LOSS          ON INVESTMENTS
      -----------------------------------------------------------
      $114,650,580           $148,211,647             $33,561,067

The tax character of distributions paid during the years ended September 30, 2004 and September 30, 2003 was as follows:

                               YEAR ENDED              YEAR ENDED
                       SEPTEMBER 30, 2004      SEPTEMBER 30, 2003
      -----------------------------------------------------------
      Distributions
      paid from:
      Ordinary income        $290,806,192            $380,030,983

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities              $ 6,885,152,828
      Federal tax cost of other investments          (643,139,762)
                                                  ----------------
      Total federal tax cost                      $ 6,242,013,066
                                                  ================

      Gross unrealized appreciation               $   343,729,578
      Gross unrealized depreciation                  (357,824,179)
                                                  ----------------
      Net unrealized depreciation                 $   (14,094,601)
                                                  ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded


                     42 | OPPENHEIMER STRATEGIC INCOME FUND
on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED SEPTEMBER 30, 2004       YEAR ENDED SEPTEMBER 30, 2003
                                     SHARES              AMOUNT           SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                            239,096,359    $    999,651,057      239,075,415    $   920,837,843
Dividends and/or
distributions reinvested         32,121,259         134,314,145       39,925,641        153,907,293
Redeemed                       (246,819,671)     (1,031,598,308)    (208,815,336)      (803,660,557)
                               ---------------------------------------------------------------------
Net increase                     24,397,947    $    102,366,894       70,185,720    $   271,084,579
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                             31,907,359    $    133,737,139       63,952,473    $   246,602,223
Dividends and/or
distributions reinvested          8,657,421          36,309,677       15,896,757         61,263,462
Redeemed                       (178,229,376)       (747,001,181)    (173,280,500)      (666,712,801)
                               ---------------------------------------------------------------------
Net decrease                   (137,664,596)   $   (576,954,365)     (93,431,270)   $  (358,847,116)
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                             34,946,299    $    145,838,345       44,468,531    $   171,414,411
Dividends and/or
distributions reinvested          4,955,123          20,669,780        6,320,901         24,316,496
Redeemed                        (43,114,379)       (179,614,825)     (35,649,094)      (136,336,691)
                               ---------------------------------------------------------------------
Net increase (decrease)          (3,212,957)   $    (13,106,700)      15,140,338    $    59,394,216
                               =====================================================================


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                  YEAR ENDED SEPTEMBER 30, 2004       YEAR ENDED SEPTEMBER 30, 2003
                                     SHARES              AMOUNT           SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS N
Sold                              7,364,068    $     30,835,235        4,309,056    $    16,669,277
Dividends and/or
distributions reinvested            393,458           1,645,805          334,213          1,294,796
Redeemed                         (2,615,117)        (10,914,854)      (1,522,702)        (5,913,600)
                               ---------------------------------------------------------------------
Net increase                      5,142,409    $     21,566,186        3,120,567    $    12,050,473
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                             19,171,754    $     79,967,710       41,339,112    $   159,458,161
Dividends and/or
distributions reinvested          1,795,794           7,487,037        2,467,304          9,527,352
Redeemed                        (44,274,233)       (184,815,090)     (26,811,939)      (103,475,736)
                               ---------------------------------------------------------------------
Net increase (decrease)         (23,306,685)   $    (97,360,343)      16,994,477    $    65,509,777
                               =====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended September 30, 2004, were $4,021,933,541 and $4,891,449,509, respectively. There were purchases of $823,936,177 and sales of $479,537,395 of U.S. government and government agency obligations for the year ended September 30, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2004, the Fund paid $9,227,522 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                     44 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2004 for Class B, Class C and Class N shares were $96,344,899, $20,621,328 and $820,116, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A        CLASS B        CLASS C        CLASS N
                          CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                        FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                      RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED            DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
---------------------------------------------------------------------------------------------
September 30, 2004     $1,886,271        $73,000     $3,803,185       $117,463        $22,540

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2004, OFS waived $126,162, $31,110, $11,641, $811 and $841,521 for Class A, Class B, Class C,
Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2004, the Fund had outstanding foreign currency contracts as follows:

                                                    CONTRACT            VALUATION
                                    EXPIRATION        AMOUNT                AS OF      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                     DATES        (000s)       SEPT. 30, 2004    APPRECIATION    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                    2/2/05        34,420ARP    $   11,233,629    $      2,147    $         --
Australian Dollar (AUD)               10/18/04        29,100AUD        21,138,930         762,819              --
Brazilian Real (BRR)          12/14/04-1/26/05       281,137BRR        95,297,528       2,625,712              --
British Pound
Sterling (GBP)               10/18/04-12/14/04        17,380GBP        31,403,911         178,297          63,428
Japanese Yen (JPY)              3/15/05-4/1/05    32,889,960JPY       302,132,803         445,307       8,082,651
New Zealand Dollar (NZD)              10/18/04        33,670NZD        22,760,690         563,574              --
Polish Zloty (PLZ)                    12/27/04        25,347PLZ         7,128,187          31,566              --
South African Rand (ZAR)              10/25/04        68,965ZAR        10,637,036              --          11,627
                                                                                     ----------------------------
                                                                                        4,609,422       8,157,706
                                                                                     ----------------------------
CONTRACTS TO SELL
British Pound
Sterling (GBP)                10/4/04-11/18/04        61,475GBP       111,286,539              --       1,744,908
Canadian Dollar (CAD)                  2/24/05        20,695CAD        16,369,460              --         520,089
Euro (EUR)                   11/16/04-12/27/04       462,511EUR       575,034,373              --      11,670,565
Japanese Yen (JPY)           10/18/04-12/22/04     7,809,000JPY        71,189,637          96,520         666,450
Mexican Nuevo
Peso (MXN)                            10/26/04       146,451MXN        12,808,570              --          98,016
Swiss Franc (CHF)                     10/18/04        28,620CHF        23,000,520              --         244,334
                                                                                     ----------------------------
                                                                                           96,520      14,944,362
                                                                                     ----------------------------
Total unrealized appreciation and depreciation                                       $  4,705,942    $ 23,102,068
                                                                                     ============================


                     46 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Summary Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2004, the Fund had outstanding futures contracts as follows:

                                                               VALUATION AS OF       UNREALIZED
                                     EXPIRATION   NUMBER OF      SEPTEMBER 30,     APPRECIATION
CONTRACT DESCRIPTION                      DATES   CONTRACTS               2004   (DEPRECIATION)
------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro-Bundesobligation                   12/8/04         132    $    18,985,306   $      251,674
Japan (Government of) Bonds, 10 yr.     12/9/04          13         16,303,322          231,604
NASDAQ 100 Index                       12/16/04         132         18,711,000          429,165
Nikkei 225 Index                        12/9/04          27          1,465,425          (31,376)
United Kingdom Long Gilt               12/29/04          25          4,877,684           19,558
U.S. Long Bonds                        12/20/04       1,663        186,619,781        4,169,058
U.S. Treasury Nts., 10 yr.             12/20/04       2,360        265,795,000        2,296,835
                                                                                 ---------------
                                                                                      7,366,518
                                                                                 ---------------


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

                                                               VALUATION AS OF       UNREALIZED
                                     EXPIRATION   NUMBER OF      SEPTEMBER 30,     APPRECIATION
CONTRACT DESCRIPTION                      DATES   CONTRACTS               2004   (DEPRECIATION)
------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
CAC-40 10 Index                        12/17/04         176    $     7,989,205   $        5,472
DAX Index                              12/17/04          52          6,321,471           98,621
FTSE 100 Index                         12/17/04         157         13,098,269          (52,632)
Japan (Government of) Bonds, 10 yr.     12/9/04          71         89,041,222       (1,264,921)
Nikkei 225 Index                        12/9/04         155         15,342,908          584,726
Standard & Poor's 500 Index            12/16/04         269         74,977,025          299,263
U.S. Treasury Nts., 2 yr.              12/30/04       1,998        422,046,281          929,727
U.S. Treasury Nts., 5 yr.              12/20/04       2,274        251,845,500         (948,630)
                                                                                 ---------------
                                                                                       (348,374)
                                                                                 ---------------
                                                                                 $    7,018,144
                                                                                 ===============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Summary Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Summary Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                     48 | OPPENHEIMER STRATEGIC INCOME FUND

Written option activity for the year ended September 30, 2004 was as follows:

                                                   CALL OPTIONS                         PUT OPTIONS
                               --------------------------------    ---------------------------------
                                    PRINCIPAL/                          PRINCIPAL/
                                     NUMBER OF        AMOUNT OF          NUMBER OF        AMOUNT OF
                                     CONTRACTS         PREMIUMS          CONTRACTS         PREMIUMS
----------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2003              31,328,426,104    $   5,007,567      9,711,600,000   $    1,846,057
Options written                 21,980,010,785        1,608,916      7,130,000,000          995,631
Options closed or expired         (112,146,104)      (1,680,923)   (16,841,600,000)      (2,841,688)
Options exercised              (31,216,280,000)      (3,326,644)                --               --
                               ---------------------------------------------------------------------
Options outstanding as of
September 30, 2004              21,980,010,785    $   1,608,916                 --   $           --
                               =====================================================================

--------------------------------------------------------------------------------
8. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of September 30, 2004, the Fund had entered into the following interest rate swap agreements:

                                          FIXED RATE     FLOATING RATE
                                             PAID BY       RECEIVED BY
                                         THE FUND AT       THE FUND AT                                         UNREALIZED
SWAP                       NOTIONAL        SEPT. 30,         SEPT. 30,         FLOATING     TERMINATION      APPRECIATION
COUNTERPARTY                 AMOUNT             2004              2004       RATE INDEX           DATES    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Citigroup                                                                   Three-Month
Global Markets                                                                LIBOR BBA
Holdings             $  125,000,000             1.18%             4.96%            Rate          5/6/14      $  6,637,096
Deutsche Bank                                                               Three-Month
AG                       43,910,000           3.1025              1.81       LIBOR flat          3/4/08           397,062
Deutsche Bank                                                                    90-day
AG                      461,160,000TWD          1.02             2.509        CPTW Rate         8/19/09            (3,536)
Deutsche Bank
AG                      609,375,000INR          4.88              4.50              IRS         1/15/09           604,806


                     49 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. INTEREST RATE SWAP CONTRACTS Continued

                                          FIXED RATE     FLOATING RATE
                                             PAID BY       RECEIVED BY
                                         THE FUND AT       THE FUND AT                                         UNREALIZED
SWAP                       NOTIONAL         SEPT. 30,        SEPT. 30,         FLOATING     TERMINATION      APPRECIATION
COUNTERPARTY                 AMOUNT             2004              2004       RATE INDEX           DATES    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
                                                                            Three-Month
Deutsche Bank                                                                 LIBOR BBA
AG                   $   90,000,000             1.68              5.32             Rate         5/12/14    $    7,680,819
JPMorgan                                                                      Six-Month
Chase Bank EUR           11,025,000EUR          3.14              2.08       LIBOR flat         7/14/08            (1,135)
JPMorgan                                                                      Six-Month
Chase Bank HUF        3,075,000,000HUF          9.13              7.00       LIBOR flat         7/14/08        (1,472,712)
JPMorgan                                                                    Three-Month
Chase Bank               22,120,000            3.052              1.41       LIBOR flat         3/10/08           247,169
                                                                            Three-Month
JPMorgan                                                                      LIBOR BBA
Chase Bank              180,000,000             1.66             3.893             Rate         4/26/09         4,019,017
                                                                            Three-Month
JPMorgan                                                                      LIBOR BBA
Chase Bank              134,000,000             1.17            4.8425             Rate         4/26/14         6,339,746
JPMorgan                                                                    Three-Month
Chase Bank              209,000,000             4.24              1.65       LIBOR flat         7/23/09        (5,614,938)
                                                                            Three-Month
JPMorgan                                                                      BBA LIBOR
Chase Bank               16,745,000             1.68              4.94             Rate         4/30/14           924,842
Morgan Stanley
Capital Services,                                                           Three-Month
Inc.                     80,800,000             3.82              1.18       LIBOR flat        11/10/08        (1,454,295)
Morgan Stanley
Capital Services,                                                           Three-Month
Inc.                    253,000,000             2.32              1.18       LIBOR flat        11/10/05          (352,852)
                                                                                                           ---------------
                                                                                                           $   17,951,089
                                                                                                           ===============

Notional amounts are reported in U.S. Dollars, except for those denoted in the following currencies. Index abbreviations and currencies are as follows:

CPTW          Bloomberg Taiwan Secondary Commercial Papers

EUR           Euro

HUF           Hungary Forints

INR           Indian Rupee

IRS           India Swap Composites

LIBOR         London-Interbank Offered Rate

LIBOR BBA     London-Interbank Offered Rate British Bankers Association

TWD           New Taiwan Dollar

--------------------------------------------------------------------------------
9. CREDIT SWAP CONTRACTS

The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a


                     50 | OPPENHEIMER STRATEGIC INCOME FUND
liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event. During the year ended September 30, 2004, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                          VALUATION AS OF         UNREALIZED
                                            EXPIRATION        NOTIONAL      SEPTEMBER 30,       APPRECIATION
CONTRACT DESCRIPTION                             DATES          AMOUNT               2004     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Export-Import Bank of Korea
Credit Bonds                                   6/20/09    $  7,160,000      $     (59,428)      $    (59,428)
Korea Development Bank
Credit Bonds                                   6/20/09       7,160,000            (56,564)           (56,564)
Korea Deposit Insurance Corp.
Credit Bonds                                   6/20/09       7,160,000            (60,144)           (60,144)
Korea Electric Power Corp.
Credit Bonds                                   6/20/09       7,160,000            (62,292)           (62,292)
Philippines (Republic of)
10 yr. Credit Bonds                            7/25/13      15,770,000            158,917            158,917
Samsung Electronic Co. Ltd.
Credit Bonds                                   6/20/09       7,160,000            (53,700)           (53,700)
Turkey (Republic of)
2 yr. Credit Nts.                               5/7/06      15,180,000           (725,287)          (725,287)
Turkey (Republic of)
5 yr. Credit Nts.                               5/7/09       7,150,000          1,612,382          1,612,382
United Mexican States
Credit Bonds                                   9/20/13      14,505,000           (620,683)          (620,683)
Venezuela (Republic of)
Credit Bonds                                  10/20/09      27,240,000           (187,432)          (187,432)
Venezuela (Republic of)
Credit Bonds                                  10/20/09      15,350,000             (4,658)            (4,658)
-------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Export-Import Bank of Korea
Credit Bonds                                   6/20/09       3,580,000            (60,908)           (60,908)
Jordan (Kingdom of) Credit Nts.                 6/6/06       4,350,000            (31,676)           (31,676)
Korea Deposit Insurance Corp.
Credit Bonds                                   6/20/09       3,580,000            (60,944)           (60,944)
Korea Development Bank
Credit Bonds                                   6/20/09       3,580,000            (59,318)           (59,318)
Korea Electric Power Co.
Credit Bonds                                   6/20/09       3,580,000            (66,583)           (66,583)
Russian Federation Credit Bonds                10/9/13       8,060,000            114,140            114,140
Samsung Electronics Co. Ltd.
Credit Bonds                                   6/20/09       3,580,000            (61,083)           (61,083)


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. CREDIT SWAP CONTRACTS Continued

                                                                          VALUATION AS OF         UNREALIZED
                                            EXPIRATION        NOTIONAL      SEPTEMBER 30,       APPRECIATION
CONTRACT DESCRIPTION                             DATES          AMOUNT               2004     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Brazil (Federal Republic of)
Credit Bonds                                   8/20/09    $ 29,440,000      $  (2,625,525)    $   (2,625,525)
Brazil (Federal Republic of)
Credit Bonds                                  10/20/09       3,450,000              6,932              6,932
Venezuela (Republic of)
Credit Bonds                                    3/5/08       3,450,000            (53,200)           (53,200)
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of)
Credit Bonds                                   8/20/09      12,010,000           (980,609)          (980,609)
Brazil (Federal Republic of)
Credit Bonds                                   8/20/09      12,010,000         (1,006,154)        (1,006,154)
Hungary (Republic of)
Credit Bonds                                   12/2/13      21,410,000           (508,872)          (508,872)
Peru (Republic of)
Credit Bonds                                   6/20/09      15,000,000         (1,367,922)        (1,367,922)
Philippines (Republic of)
5 yr. Credit Bonds                             9/20/09       8,335,000           (162,745)          (162,745)
Philippines (Republic of)
Credit Bonds                                   6/20/09       4,190,000           (105,046)          (105,046)
Philippines (Republic of)
Credit Bonds                                   6/20/09       2,100,000            (56,869)           (56,869)
Philippines (Republic of)
Credit Bonds                                   6/20/09       4,190,000           (130,308)          (130,308)
Turkey (Republic of) 2 yr.
Credit Nts.                                     5/8/06      15,205,000           (795,234)          (795,234)
Turkey (Republic of) 5 yr.
Credit Nts.                                     5/8/09       7,160,000            820,809            820,809
Venezuela (Republic of)
Credit Bonds                                   8/20/06      20,830,000            779,370            779,370
Venezuela (Republic of)
Credit Bonds                                   8/20/09      10,415,000           (732,008)          (732,008)
Venezuela (Republic of)
Credit Bonds                                   2/20/14      12,850,000         (2,694,289)        (2,694,289)
-------------------------------------------------------------------------------------------------------------
UBS AG:
Venezuela (Republic of)
Credit Bonds                                   6/20/14      28,345,000         (5,559,567)        (5,559,567)
Venezuela (Republic of)
Credit Bonds                                   8/20/06      13,890,000           (502,571)          (502,571)
Venezuela (Republic of)
Credit Bonds                                   8/20/09       6,945,000            460,682            460,682
                                                                                              ---------------
                                                                                              $  (15,498,387)
                                                                                              ===============


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
10. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the year ended September 30, 2004 was as follows:

                                            NOTIONAL        AMOUNT OF
                                              AMOUNT         PREMIUMS
      ----------------------------------------------------------------
      Swaptions outstanding as of
      September 30, 2003                  44,445,000    $     395,561
      Swaptions written                  252,075,000        2,159,030
      Swaptions closed or expired       (127,415,000)      (1,373,590)
                                        ------------------------------
      Swaptions outstanding as of
      September 30, 2004                 169,105,000    $   1,181,001
                                        ==============================

As of September 30, 2004, the Fund had entered into the following swaption contracts:

                                  NOTIONAL      EXPIRATION     EXERCISE       PREMIUM          VALUE
SWAPTIONS                           AMOUNT           DATES        PRICE      RECEIVED     SEE NOTE 1
----------------------------------------------------------------------------------------------------
Deutsche Bank AG                94,160,000GBP      11/4/04        5.997%  $   439,416   $    818,017
Lehman Brothers International   74,945,000AUD     12/30/04        5.150       741,585        746,938
                                                                          --------------------------
                                                                          $ 1,181,001   $  1,564,955
                                                                          ==========================

Notional amounts are denoted in the following currencies:

AUD     Australian Dollar

GBP     British Pound Sterling

--------------------------------------------------------------------------------
11. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of September 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2004 was $327,109,136, which represents 5.28% of the Fund's net assets, of which $813,863 is considered restricted. Information concerning restricted securities and currency is as follows:


                     53 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY Continued

                                  ACQUISITION                     VALUATION AS OF     UNREALIZED
SECURITY                                DATES         COST     SEPTEMBER 30, 2004   DEPRECIATION
------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Geotek Communications, Inc.,
Series B, Escrow Shares                1/4/01   $    2,500             $       --     $    2,500

CURRENCY
Argentine Peso (ARP)                  3/17/04      820,382                813,863          6,519

--------------------------------------------------------------------------------
12. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of September 30, 2004, the Fund had on loan securities valued at approximately $382,192,000. Cash of $390,346,302 was received as collateral for the loans, and has been invested in approved instruments

--------------------------------------------------------------------------------
13. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint.


                     54 | OPPENHEIMER STRATEGIC INCOME FUND

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                     55 | OPPENHEIMER STRATEGIC INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER STRATEGIC INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Income Fund, including the summary statement of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Income Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
November 16, 2004


                     56 | OPPENHEIMER STRATEGIC INCOME FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2004 which are not designated as capital gain distributions should be multiplied by 0.42% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $2,966,142 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     57 | OPPENHEIMER STRATEGIC INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      The Fund has included a Summary Portfolio Schedule in this shareholder report, that includes each of the Fund's 50 largest portfolio holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds 1% of the Fund's net asset value. A complete schedule of the Fund's portfolio investments is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) by obtaining the Fund's Form N-CSR on the SEC's website at www.sec.gov.


                     58 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE           BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                            THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                               CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                       RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                  Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board                  Mortgage Company (since 1991), Centennial State Mortgage Company (since
of Trustees (since 2003)               1994), The El Paso Mortgage Company (since 1993), Transland Financial Services,
and Trustee (since 2000)               Inc. (since 1997); Chairman of the following private companies: Great Frontier
Age: 67                                Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                                       Broadway Ventures (since 1984); a director of the following public companies:
                                       Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and
                                       UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/
                                       Trustee of Campus Crusade for Christ and the Bradley Foundation. Formerly a
                                       director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and International Family
                                       Entertainment (television channel) (1992-1997), Frontier Real Estate, Inc.
                                       (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991).
                                       Oversees 39 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                        Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 1993)                   of private equity funds) (until February 2001); Chairman, President and Chief
Age: 73                                Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons, Inc.
                                       (its brokerage company subsidiary) (until March 1999); Chairman of A.G. Edwards
                                       Trust Company and A.G.E. Asset Management (investment advisor) (until March 1999);
                                       and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust
                                       Company. Oversees 39 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                       Formerly Assistant Secretary and a director (December 1991-April 1999) of
Trustee (since 2000)                   Centennial Asset Management Corporation; President, Treasurer and a director
Age: 67                                (June 1989-April 1999) of Centennial Capital Corporation; Chief Executive
                                       Officer and a director of MultiSource Services, Inc. (March 1996-April 1999).
                                       Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 39 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                     A member of The Life Guard of Mount Vernon, George Washington's home
Trustee (since 2000)                   (since June 2000). Formerly Director (March 2001-May 2002) of Genetic ID, Inc.
Age: 66                                and its subsidiaries (a privately held biotech company); a partner (July 1974-June
                                       1999) with PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July
                                       1994-June 1998) of Price Waterhouse LLP Global Investment Management Industry
                                       Services Group. Oversees 39 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                         Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-
Trustee (since 1990)                   profit foundation); a director (since 1997) of Putnam Lovell Finance (finance
Age: 62                                company); a director (since June 2002) of UNUMProvident (an insurance company).
                                       Formerly a director (October 1999-October 2003) of P.R. Pharmaceuticals
                                       (a privately held company); Chairman and a director (until October 1996) and
                                       President and Chief Executive Officer (until October 1995) of the Manager;
                                       President, Chief Executive Officer and a director (until October 1995) of


                     59 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                         Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder
Continued                              Financial Services, Inc. Oversees 39 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                          Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 1996)                   Formerly (until October 1994) Mr. Freedman held several positions in subsidiary
Age: 63                                or affiliated companies of the Manager. Oversees 39 portfolios in the
                                       OppenheimerFunds complex.

BEVERLY L. HAMILTON,                   Trustee of Monterey International Studies (an educational organization) (since
Trustee (since 2002)                   February 2000); a director of The California Endowment (a philanthropic organization)
Age: 57                                (since April 2002) and of Community Hospital of Monterey Peninsula
                                       (educational organization) (since February 2002); a director of America Funds
                                       Emerging Markets Growth Fund (since October 1991) (an investment company);
                                       an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs.
                                       Hamilton also is a member of the investment committees of the Rockefeller
                                       Foundation and of the University of Michigan. Formerly, Trustee of MassMutual
                                       Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment Fund (April 1989-May 2004) and MML Services (April
                                       1987-May 2004) (investment companies); member of the investment committee
                                       (2000-2003) of Hartford Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO Investment
                                       Management Company. Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                      Chairman, Chief Executive Officer and Director of Steele Street State Bank (a
Trustee (since 2002)                   commercial banking entity) (since August 2003); director of Colorado UpLIFT
Age: 60                                (a non-profit organization) (since 1986); trustee (since 2000) of the Gallagher
                                       Family Foundation (non-profit organization). Formerly, Chairman of U.S. Bank-
                                       Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,)
                                       (July 1996-April 1, 1999), a director of: Commercial Assets, Inc. (a REIT) (1993-
                                       2000), Jones Knowledge, Inc. (a privately held company) (2001-July 2004) and
                                       U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees
                                       38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,              Trustee of MassMutual Institutional Funds (since 1996) and MML Series
Trustee (since 2000)                   Investment Fund (since 1987) (both open-end investment companies) and the
Age: 62                                Springfield Library and Museum Association (since 1995) (museums) and the
                                       Community Music School of Springfield (music school) (since 1996); Trustee
                                       (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute (private university); and President and Treasurer (since January 1999) of the SIS Fund
                                       (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 -
                                       2003); Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly
                                       SIS Bank) (commercial bank); and Executive Vice President (January 1999-July
                                       1999) of Peoples Heritage Financial Group, Inc. (commercial bank). Oversees
                                       39 portfolios in the OppenheimerFunds complex.


                     60 | OPPENHEIMER STRATEGIC INCOME FUND

-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                     THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                            225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                                       AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                        Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee                  (since September 2000) of the Manager; President and a director or trustee
(since 2001)                           of other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                                Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                       Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                                       Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                                       of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                       OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the
                                       Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                       Corporation, Trinity Investment Management Corporation and Tremont
                                       Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                       Corporation and OFI Private Investments, Inc. (since July 2001); President
                                       (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                       Asset Management, Inc.; Executive Vice President (since February 1997) of
                                       Massachusetts Mutual Life Insurance Company (the Manager's parent company);
                                       a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006). Formerly, Chief Operating
                                       Officer (September 2000-June 2001) of the Manager; President and trustee
                                       (November 1999-November 2001) of MML Series Investment Fund and
                                       MassMutual Institutional Funds (open-end investment companies); a director
                                       (September 1999-August 2000) of C.M. Life Insurance Company; President,
                                       Chief Executive Officer and director (September 1999-August 2000) of MML
                                       Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald
                                       Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald
                                       Isle Bancorp). Oversees 74 portfolios as Trustee/Director and 10 portfolios as
                                       Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------------
OFFICERS                               THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. STEINMETZ
                                       AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                                       10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO
                                       80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER EARLIER
                                       RESIGNATION, DEATH OR REMOVAL.

ARTHUR P. STEINMETZ,                   Senior Vice President of the Manager (since March 1993) and of HarbourView
Vice President and Portfolio           Asset Management Corporation (since March 2000); an officer of 4 portfolios in
Manager (since 2002)                   the OppenheimerFunds complex.
Age: 46

BRIAN W. WIXTED,                       Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)                 Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                                Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                       Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                                       International Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional
                                       Asset Management, Inc. (since November 2000), and of OppenheimerFunds
                                       Legacy Program (a Colorado non-profit corporation) (since June 2003); Treasurer


                     61 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                       and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust
Continued                              company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                       Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                                       Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                       Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer
                                       (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services
                                       Division. An officer of 84 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                        Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary           February 2002) of the Manager; General Counsel and a director (since November
(since 2001)                           2001) of the Distributor; General Counsel (since November 2001) of Centennial
Age: 56                                Asset Management Corporation; Senior Vice President and General Counsel
                                       (since November 2001) of HarbourView Asset Management Corporation;
                                       Secretary and General Counsel (since November 2001) of Oppenheimer
                                       Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                       OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President
                                       and a director (since November 2001) of Oppenheimer Partnership Holdings,
                                       Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                                       Inc.; Senior Vice President, General Counsel and a director (since November 2001)
                                       of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                       Investments, Inc. and OFI Trust Company; Vice President (since November 2001)
                                       of OppenheimerFunds Legacy Program; Senior Vice President and General
                                       Counsel (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                       director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                       Vice President (May 1985-December 2003), Acting General Counsel (November
                                       2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                       of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-
                                       November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                       2001); and OppenheimerFunds International Ltd. (October 1997-November
                                       2001). An officer of 84 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                      Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and                     Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer               Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                           Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 54                                OppenheimerFunds, Inc. An officer of 84 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.

                     62 | OPPENHEIMER STRATEGIC INCOME FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $64,500 in fiscal 2004 and $63,000 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $6,748 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

(f) Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $46,107 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.


ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS


STATEMENT OF INVESTMENTS  September 30, 2004

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.7%
------------------------------------------------------------------------------------------------------------------------------------
Arbor I Ltd., Catastrophe Linked Nts., Series 2004-4, 15.88%, 3/15/06 1                        $        250,000     $       252,563
------------------------------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                   4,013,039           4,005,539
------------------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                                6,580,000           6,567,277
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                                                  135,351             135,262
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                                                2,908,312           2,905,389
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                                2,465,201           2,464,595
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2                                                              3,070,000           3,070,000
------------------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                                                1,739,076           1,743,627
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                                                3,390,000           3,394,446
Series 2003-3, Cl. 1A1, 1.92%, 8/25/17 1                                                                713,733             714,164
Series 2003-4, Cl. 1A1, 1.96%, 9/25/17 1                                                              3,010,709           3,012,646
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                                 1,440,000           1,457,033
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                                                   729,214             729,338
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                                                 1,580,921           1,580,188
------------------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 9/29/06 3                                                             4,330,000           4,329,587
------------------------------------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                                                   3,586,759           3,583,392
------------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                                                4,780,000           4,844,650
------------------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
Mtg. Obligations:
Series 2003-2, Cl. AF1, 1.94%, 5/25/33 1                                                              1,151,220           1,151,913
Series 2003-3, Cl. AF1, 1.96%, 8/25/33 1                                                              2,320,707           2,322,235
------------------------------------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Manufactured Housing Contract
Sr. Sub. Pass-Through Certificates, Series 2000-2, Cl. M2, 10.32%, 12/1/30 2                          1,890,329             124,053
------------------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                                 15,000,000          15,527,344
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                                                 6,452,597           6,453,334
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                                11,130,728          11,122,423
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                                                                2,780,000           2,780,000
------------------------------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 11.96%, 4/15/11 2,4,5                  15,000,000               1,500
------------------------------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates,
Series 2001-2, Cl. C, 4.405%, 11/11/09 2                                                              3,083,887           1,297,160
------------------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 2,4,5                                                                   2,275,079                 711


                     19 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  September 30, 2004 Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                                         $        507,371     $       507,661
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                                9,570,000           9,559,486
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 2                                                      8,132,136           1,219,820
------------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29 2                                    5,000,000           3,496,875
------------------------------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                                                  5,214,000           2,014,866
------------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07                                                                   464,205             464,205
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                                 5,782,892           5,769,174
------------------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                                                 9,343,160           9,335,223
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                                 8,778,941           8,768,381
------------------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                                                4,022,608           4,017,846
------------------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                                3,889,693           3,897,393
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                                 7,954,375           7,948,936
------------------------------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A,
Cl. C1, 4.36%, 3/24/14 1,2                                                                            3,000,000              30,938
------------------------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                    4,700,000           4,686,818
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 2                                                                            4,420,411           1,179,697
------------------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations,
Series 2003-A, Cl. A2, 1.69%, 12/15/05                                                                3,505,727           3,507,575
------------------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                                1,346,299           1,358,405
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                                                1,204,686           1,205,179
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                                 5,470,000           5,451,713
------------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 1.982%, 11/25/34 1,3                                                           3,040,000           3,040,000
------------------------------------------------------------------------------------------------------------------------------------
Sequoia Capital Ltd., Catastrophe Nts., Series 2004-2, 6.27%, 3/15/05 1                                 250,000             250,038
------------------------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                                                 1,036,525           1,040,981
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                                                 4,563,168           4,561,804
------------------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                                1,891,629           1,894,947
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                                                 1,517,969           1,518,207
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                                13,000,000          12,962,295
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                                 4,430,000           4,432,262


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                          $      5,120,000     $     5,116,000
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                                                4,954,687           4,952,584
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                                                 5,009,817           5,004,508
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                                                 3,890,000           3,892,887
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                                               8,740,000           8,740,000
------------------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                                7,493,476           7,486,009
Series 2003-1, Cl. A3B, 1.99%, 5/15/07                                                                1,780,000           1,772,125
                                                                                                                    ----------------
Total Asset-Backed Securities (Cost $262,422,911)                                                                       226,655,207

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--18.6%
------------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1995-MD4, Cl. A4, 7.384%, 8/13/29                                                              5,000,000           5,528,997
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                                                             20,000,000          22,088,040
Series 1997-D4, Cl. B1, 7.525%, 4/14/29                                                               9,875,000          11,327,091
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                                              7,000,000           7,521,382
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                8,086,800           8,342,040
Series 2004-8, Cl. 5A1, 6.50%, 9/25/34                                                                7,560,000           7,798,613
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                               5,045,716           5,057,246
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                                               4,911,637           4,901,433
------------------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                                                              1,846,132           1,845,991
------------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Collateralized Mtg.
Obligations, Series 1996-C2, Cl. F, 7.094%, 9/15/23 1,8                                               1,794,577           1,793,478
------------------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30 2                                                         36,400,000          10,920,000
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 9/1/33                                                                                            4,894,927           4,863,933
5%, 10/1/34 3                                                                                        55,454,000          54,916,762
5.50%, 1/1/34                                                                                         3,343,810           3,394,832
5.50%, 10/1/34 3                                                                                      9,535,000           9,666,106
7%, 9/1/33-11/1/33                                                                                   12,206,142          12,980,115
7%, 10/1/34 3                                                                                        25,427,000          26,968,512
7.50%, 2/1/32                                                                                         3,516,328           3,772,093
8.50%, 8/1/31                                                                                         2,370,618           2,588,557
10%, 4/1/20-5/1/20                                                                                      356,201             402,052
10.50%, 5/1/20                                                                                          566,458             656,504
11.50%, 10/1/16-1/1/18                                                                                  553,650             622,325
12%, 6/1/17                                                                                           1,160,205           1,311,638


                     21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                             $      1,716,436     $     1,732,431
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                   3,700,001           3,863,988
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                    2,416,418           2,500,947
Series 2102, Cl. VA, 6%, 10/15/09                                                                       150,382             150,361
Series 2387, Cl. PD, 6%, 4/15/30                                                                      5,456,104           5,583,139
Series 2410, Cl. NE, 6.50%, 9/15/30                                                                   9,146,982           9,300,225
Series 2423, Cl. PD, 6.50%, 11/15/30                                                                  3,975,477           3,999,979
Series 2430, Cl. GD, 6.50%, 11/15/30                                                                  5,736,490           5,799,833
Series 2430, Cl. ND, 6.50%, 1/15/31                                                                   7,912,651           7,995,472
Series 2466, Cl. PD, 6.50%, 4/15/30                                                                   2,337,036           2,362,052
Series 2498, Cl. PC, 5.50%, 10/15/14                                                                    764,672             774,831
Series 2500, Cl. FD, 2.209%, 3/15/32 1                                                                1,812,489           1,816,424
Series 2526, Cl. FE, 2.109%, 6/15/29 1                                                                1,956,562           1,962,148
Series 2551, Cl. FD, 2.109%, 1/15/33 1                                                                1,601,713           1,608,495
Series 2551, Cl. TA, 4.50%, 2/15/18                                                                   2,569,921           2,572,451
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, (2.514)%, 7/1/26 6                                                                 6,039,726           1,042,468
Series 192, Cl. IO, 7.628%, 2/1/28 6                                                                  1,078,970             187,478
Series 200, Cl. IO, 5.208%, 1/1/29 6                                                                  1,315,376             244,737
Series 203, Cl. IO, (5.391)%, 6/1/29 6                                                                4,943,536             879,022
Series 204, Cl. IO, (13.10)%, 5/1/29 6                                                                  391,750              78,786
Series 205, Cl. IO, 1.85%, 9/1/29 6                                                                   7,127,885           1,236,885
Series 206, Cl. IO, (23.484)%, 12/1/29 6                                                              2,394,653             409,034
Series 207, Cl. IO, (32.857)%, 4/15/30 6                                                              2,639,038             519,018
Series 208, Cl. IO, (16.18)%, 6/1/30 6                                                                4,462,120             742,087
Series 212, Cl. IO, (24.918)%, 5/1/31 6                                                               3,218,058             604,616
Series 214, Cl. IO, (22.71)%, 6/1/31 6                                                                2,369,928             407,872
Series 2074, Cl. S, 13.613%, 7/17/28 6                                                                1,360,841             182,974
Series 2079, Cl. S, 12.296%, 7/17/28 6                                                                2,123,759             288,220
Series 2526, Cl. SE, 25.197%, 6/15/29 6                                                               3,557,200             304,281
Series 2819, Cl. S, 21.756%, 6/15/34 6                                                               36,892,118           3,068,701
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 2819, Cl. PO, 11.429%, 6/15/34 7                                         5,270,303           4,629,255
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through Security,
Collateralized Mtg. Obligations, Series T-42, Cl. A2, 5.50%, 2/25/42                                      3,072               3,071
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/19 3                                                                                     28,007,000          27,910,712
5%, 10/1/19-10/1/34 3                                                                                94,213,000          94,886,694
5.50%, 7/1/33-9/1/34                                                                                 33,853,495          34,382,241
5.50%, 10/1/19-10/1/34 3                                                                            124,875,044         128,031,935
6%, 11/1/34 3                                                                                        28,550,000          29,424,344
6.50%, 1/1/29-10/1/30                                                                                 1,851,625           1,947,448
6.50%, 10/1/34 3                                                                                     87,034,000          91,304,062
7%, 9/1/29-8/1/34                                                                                    40,191,890          42,667,589
7%, 10/1/34 3                                                                                       212,711,000         225,540,026


                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.: Continued
7.50%, 2/1/27                                                                                  $      2,236,337     $     2,404,133
8.50%, 7/1/32                                                                                           403,075             438,515
9.50%, 4/1/20-3/15/21                                                                                   267,828             302,987
10.50%, 10/1/19                                                                                          80,525              91,541
11%, 10/15/15-2/1/26                                                                                    890,387           1,011,728
15%, 4/15/13                                                                                            650,855             766,913
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
Obligations, Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T10, Cl. IO, (14.798)%, 12/25/31 2,6                                                     383,776,968           2,833,579
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                                    1,624,543           1,637,065
Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                                                 2,307,839           2,331,569
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                    2,862,516           2,875,927
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                    2,660,434           2,725,391
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                    2,258,726           2,308,635
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                      955,067             973,140
Trust 2002-50, Cl. PD, 6%, 9/25/27                                                                    3,083,187           3,100,249
Trust 2002-77, Cl. WF, 2.211%, 12/18/32 1                                                             2,640,650           2,648,961
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                                 4,514,567           4,536,146
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                                    1,698,902           1,713,004
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-T3, Cl. IO, (13.048)%, 2/25/29 6                                                          40,488,589           1,048,938
Trust 2001-T4, Cl. IO, (4.223)%, 7/25/41 2,6                                                         65,707,981           2,048,762
Trust 2002-28, Cl. SA, 23.391%, 4/25/32 6                                                             1,986,614             180,999
Trust 2002-38, Cl. SO, 29.05%, 4/25/32 6                                                              1,723,950             123,170
Trust 2002-39, Cl. SD, 15.933%, 3/18/32 6                                                             3,133,310             302,777
Trust 2002-48, Cl. S, 20.70%, 7/25/32 6                                                               3,141,433             298,249
Trust 2002-52, Cl. SL, 21.566%, 9/25/32 6                                                             1,979,206             188,243
Trust 2002-53, Cl. SK, 15.788%, 4/25/32 6                                                             1,953,697             197,994
Trust 2002-56, Cl. SN, 23.638%, 7/25/32 6                                                             4,306,436             410,612
Trust 2002-77, Cl. IS, 23.023%, 12/18/32 6                                                            2,937,100             294,843
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, (3.066)%, 5/1/23 6                                                                  2,224,833             392,020
Trust 240, Cl. 2, 2.079%, 9/1/23 6                                                                    3,328,339             640,859
Trust 301, Cl. 2, (2.505)%, 4/1/29 6                                                                  3,712,115             654,725
Trust 313, Cl. 2, (26.373)%, 7/1/31 6                                                                11,828,514           2,225,907
Trust 321, Cl. 2, (4.235)%, 3/1/32 6                                                                  9,958,076           1,958,650
Trust 324, Cl. 2, (6.696)%, 6/1/32 6                                                                 13,966,040           2,542,198
Trust 2001-81, Cl. S, 25.236%, 1/25/32 6                                                              2,909,396             273,817
Trust 2002-65, Cl. SC, 25.237%, 6/25/26 6                                                             5,786,215             613,056
Trust 2002-9, Cl. MS, 20.455%, 3/25/32 6                                                              3,724,442             359,818
------------------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.856%, 4/29/39 1,2                                                          8,500,001           8,760,314


                     23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America, Commercial Mtg.
Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                             $      3,040,000     $     3,305,465
------------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                 2,513,490           2,710,175
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 1/15/28-1/20/30                                                                                   5,848,391           6,243,369
8%, 1/15/28-9/15/28                                                                                   3,085,360           3,372,109
12.50%, 12/15/13-11/15/15                                                                             3,013,937           3,467,210
13%, 10/15/15                                                                                         4,749,989           5,499,242
13.50%, 6/15/15                                                                                       5,975,749           6,963,295
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 12.527%, 3/16/28 6                                                             2,594,860             321,449
Series 1998-19, Cl. SB, 12.491%, 7/16/28 6                                                            4,349,904             577,763
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                 10,700,000          12,402,483
------------------------------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                                                  8,429,000           9,651,916
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                                 10,000,000          11,754,529
------------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Interest-Only Mtg.
Pass-Through Certificates, Series 2001-GE9, Cl. A, (99.99)%, 1/25/31 2,6                                306,395                 239
------------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 2.514%7/26/24                                                                   759,621             706,448
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D, 7.799%, 6/15/21 1                                                              1,182,051           1,228,042
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. F, 7.48%, 2/15/28 1,8                                                            13,360,980          12,454,305
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                                              14,358,000           9,885,819
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                 3,470,000           3,804,092
------------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                                               10,000,000          11,095,959
------------------------------------------------------------------------------------------------------------------------------------
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real
Estate Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 1/15/03 2,4                                                                      624,465                  --
Series 1992-2, Cl. B3, 9.287%, 4/15/09 1,2                                                            1,133,236              84,993
------------------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Collateralized Mtg. Obligations, Asset-Backed
Pass-Through Certificates, Series 1997-QS8, Cl. M3, 7.50%, 8/25/27                                    1,852,155           1,850,704
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Collateralized Mtg.
Obligations:
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                                  1,404,082           1,452,573
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                                             1,690,957           1,751,497


                     24 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1996-B, Cl. 1, 6.213%, 4/25/26 1,2                                                      $        293,652     $       271,078
Series 1996-C1, Cl. F, 8.402%, 1/20/28 1,2                                                            9,632,000           7,958,440
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                                  2,500,000           2,594,513
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2001-9, Cl. 3A7, 6.75%, 6/25/31                                     3,949,061           3,946,052
------------------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, (14.932)%, 9/15/22 6                                                          30,233,277             790,718
Series 1995-2B, Cl. 2IO, (17.328)%, 6/15/25 6                                                         2,293,063              55,169
Series 1995-3, Cl. 1IO, (25.452)%, 9/15/25 6                                                         75,494,117             536,280
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-N, Cl. A10, 3.803%, 8/25/34 2                                                             8,492,026           8,518,563
Series 2004-W, Cl. A2, 4.677%, 11/27/34 3                                                             6,140,000           6,181,013
                                                                                                                    ----------------
Total Mortgage-Backed Obligations (Cost $1,161,605,133)                                                               1,149,865,008

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--10.2%
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]                                          11,290,000          14,092,755
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                                                      101,820,000         101,811,040
2.875%, 12/15/06                                                                                     52,450,000          52,424,195
4.50%, 1/15/13                                                                                        2,785,000           2,802,846
4.875%, 3/15/07                                                                                      13,700,000          14,319,788
5.75%, 1/15/12                                                                                       45,000,000          49,176,585
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                                                                       12,900,000          12,861,403
4.25%, 7/15/07                                                                                       34,300,000          35,330,303
5.50%, 2/15/06                                                                                       18,480,000          19,222,471
6%, 5/15/08                                                                                          40,000,000          43,540,600
6.625%, 9/15/09                                                                                      83,000,000          93,608,479
7.25%, 5/15/30                                                                                        9,520,000          11,980,968
------------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Federal Book Entry Principal Strips, 6.14%, 1/15/21 9                       52,460,000          22,501,615
------------------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
Series C, 4.75%, 8/1/13                                                                               4,155,000           4,240,626
Series C, 6%, 3/15/13                                                                                 3,990,000           4,437,889
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                                                       7,281,000           7,802,050
5.50%, 8/15/28 10                                                                                     7,850,000           8,440,901
6.125%, 11/15/27                                                                                      7,749,000           8,998,534
9.25%, 2/15/16                                                                                        7,000,000          10,081,372
STRIPS, 4.93%, 2/15/16 9,10                                                                          34,499,000          20,522,248
STRIPS, 5.52%, 11/15/26 9                                                                             1,681,000             533,017


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.75%, 8/15/07                                                                                 $      8,617,000     $     8,596,138
2.75%, 7/31/06 11,12                                                                                 63,804,000          64,063,236
4.25%, 8/15/14                                                                                        8,977,000           9,073,790
------------------------------------------------------------------------------------------------------------------------------------
United States (Government of) Gtd. Israel Aid Bonds, 5.50%, 12/4/23                                  11,400,000          11,816,522
                                                                                                                    ----------------
Total U.S. Government Obligations (Cost $624,919,259)                                                                   632,279,371

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--32.4%
------------------------------------------------------------------------------------------------------------------------------------
ARGENTINA--0.9%
Argentina (Republic of) Bonds:
1.389%, 5/3/05 1                                                                                        696,000             684,197
1.98%, 8/3/12 1                                                                                      49,730,000          36,235,068
Series PRE8, 2%, 1/3/10 2,4,5 [ARP]                                                                  19,480,000           8,495,136
Series PR12, 2%, 1/3/16 2,4,5 [ARP]                                                                  13,204,891           4,602,443
------------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Disc. Bonds, 3/31/23 2,4                                                      3,800,000           1,957,000
------------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Letras del Banco Central de la Republica
Treasury Bills, 14.75%, 10/8/04 9 [ARP]                                                                 253,000              84,807
------------------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 4/1/07 2,4 [ARP]                                                                           982,230             385,109
                                                                                                                    ----------------
                                                                                                                         52,443,760

------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--1.1%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                                 94,160,000          69,978,459
------------------------------------------------------------------------------------------------------------------------------------
AUSTRIA--1.1%
Austria (Republic of) Bonds, 6.25%, 7/15/27 [EUR]                                                    36,250,000          55,452,354
------------------------------------------------------------------------------------------------------------------------------------
Austria (Republic of) Nts., Series 98-1, 5%, 1/15/08 [EUR]                                           11,325,000          14,970,025
                                                                                                                    ----------------
                                                                                                                         70,422,379

------------------------------------------------------------------------------------------------------------------------------------
BELGIUM--1.6%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                                                                     4,695,000           6,297,875
Series 19, 6.50%, 3/31/05 [EUR]                                                                      11,800,000          14,981,774
Series 26, 6.25%, 3/28/07 [EUR]                                                                      19,320,000          26,014,369
Series 28, 5.75%, 3/28/08 [EUR]                                                                       8,780,000          11,888,872
Series 32, 3.75%, 3/28/09 [EUR]                                                                      17,200,000          21,816,450
Series 35, 5.75%, 9/28/10 [EUR]                                                                      10,890,000          15,134,687
                                                                                                                    ----------------
                                                                                                                         96,134,027

------------------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.8%
Brazil (Federal Republic of) Bonds, Series 15 yr., 2.125%, 4/15/09 1                                    138,241             135,822
------------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr.,
8%, 4/15/14                                                                                          42,665,373          42,212,053
------------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 12%, 4/15/10                                                      10,760,000          12,874,340


                     26 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL Continued
Brazil (Federal Republic of) Unsec. Unsub. Bonds:
10%, 8/7/11                                                                                    $      7,175,000     $     7,953,488
11%, 2/4/10 [EUR]                                                                                     3,450,000           4,874,112
11%, 8/17/40                                                                                         25,105,200          28,174,311
Cl. B, 8.875%, 4/15/24                                                                               13,625,000          13,080,000
                                                                                                                    ----------------
                                                                                                                        109,304,126

------------------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.3%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                        7,065,000           8,742,938
8.25%, 1/15/15 8                                                                                      7,065,000           8,742,938
                                                                                                                    ----------------
                                                                                                                         17,485,876

------------------------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.1%
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27                                           5,235,000           4,868,550
------------------------------------------------------------------------------------------------------------------------------------
DENMARK--0.4%
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                                        129,370,000          22,224,659
------------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 8                                                    4,770,000           4,913,100
------------------------------------------------------------------------------------------------------------------------------------
FINLAND--0.1%
Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]                                    2,990,000           3,733,695
------------------------------------------------------------------------------------------------------------------------------------
FRANCE--2.3%
France (Government of) Obligations Assimilables du Tresor Bonds:
5.50%, 10/25/07 [EUR]                                                                                11,205,000          14,980,226
5.50%, 10/25/10 [EUR]                                                                                 5,160,000           7,091,041
5.75%, 10/25/32 [EUR]                                                                                25,445,000          37,072,990
------------------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
3 yr., 3.50%, 1/12/05 [EUR]                                                                          20,895,000          26,086,235
5 yr., 5%, 7/12/05 [EUR]                                                                             42,600,000          54,093,897
5 yr., 4.75%, 7/12/07 [EUR]                                                                             795,000           1,039,654
                                                                                                                    ----------------
                                                                                                                        140,364,043

------------------------------------------------------------------------------------------------------------------------------------
GERMANY--5.9%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                                                    42,040,000          52,201,991
5.375%, 1/4/10 [EUR]                                                                                 19,385,000          26,398,422
Series 01, 5%, 7/4/11 [EUR]                                                                           9,800,000          13,166,444
Series 02, 5%, 7/4/12 [EUR]                                                                          26,650,000          35,801,352
Series 140, 4.50%, 8/17/07 [EUR]                                                                      3,410,000           4,431,895
Series 143, 3.50%, 10/10/08 [EUR]                                                                   186,290,000         234,830,328
                                                                                                                    ----------------
                                                                                                                        366,830,432


                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
GREECE--1.2%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                                                                 11,735,000     $    14,791,761
4.60%, 5/20/13 [EUR]                                                                                  2,720,000           3,509,934
5.35%, 5/18/11 [EUR]                                                                                 19,780,000          26,874,464
------------------------------------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]                                          23,245,000          30,213,137
                                                                                                                    ----------------
                                                                                                                         75,389,296

------------------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 8                                                                                     2,910,000           3,404,700
10.25%, 11/8/11                                                                                       1,150,000           1,345,500
                                                                                                                    ----------------
                                                                                                                          4,750,200

------------------------------------------------------------------------------------------------------------------------------------
HUNGARY--0.1%
Hungary (Government of) Bonds, Series 05/I, 8.50%, 10/12/05 [HUF]                                 1,525,280,000           7,532,296
------------------------------------------------------------------------------------------------------------------------------------
IRELAND--0.2%
Ireland (Republic of) Treasury Bonds, 3.25%, 4/18/09 [EUR]                                           10,105,000          12,555,769
------------------------------------------------------------------------------------------------------------------------------------
ITALY--1.8%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4%, 3/1/05 [EUR]                                                         6,635,000           8,315,730
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                                                     11,100,000          14,374,637
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                                                      21,650,000          28,580,903
Buoni del Tesoro Poliennali, 5%, 2/1/12 [EUR]                                                        26,035,000          34,855,367
Buoni del Tesoro Poliennali, 5.25%, 12/15/05 [EUR]                                                   21,165,000          27,190,465
                                                                                                                    ----------------
                                                                                                                        113,317,102

------------------------------------------------------------------------------------------------------------------------------------
IVORY COAST--0.1%
Ivory Coast (Government of) Front Loaded Interest Reduction Bonds,
2%, 3/29/18 4,5                                                                                          87,000              14,918
------------------------------------------------------------------------------------------------------------------------------------
Ivory Coast (Government of) Past Due Interest Bonds, 1.90%,
3/29/18 2,4,5 [FRF]                                                                                  93,959,750           3,095,204
                                                                                                                    ----------------
                                                                                                                          3,110,122

------------------------------------------------------------------------------------------------------------------------------------
JAPAN--2.0%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]                              13,686,000,000         125,030,439
------------------------------------------------------------------------------------------------------------------------------------
KOREA, REPUBLIC OF SOUTH--0.3%
Korea (Republic of) Nts.:
4.25%, 6/1/13                                                                                         7,150,000           6,872,938
8.875%, 4/15/08                                                                                      10,720,000          12,582,600
                                                                                                                    ----------------
                                                                                                                         19,455,538


                     28 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MEXICO--0.8%
Mexican Williams Sr. Nts., 2.31%, 11/15/08 1,2                                                 $      1,500,000     $     1,550,625
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                                                        10,545,000          11,109,158
8.30%, 8/15/31                                                                                        6,210,000           7,079,400
Series M20, 8%, 12/7/23 [MXN]                                                                       203,730,200          13,773,064
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%, 6/6/06 [JPY]                        1,462,000,000          14,623,322
                                                                                                                    ----------------
                                                                                                                         48,135,569

------------------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.1%
New Zealand (Government of) Bonds, 7%, 7/15/09 12 [NZD]                                              10,785,000           7,559,840
------------------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                                        3,695,000           3,454,825
------------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                              3,448,335           3,120,422
                                                                                                                    ----------------
                                                                                                                          6,575,247

------------------------------------------------------------------------------------------------------------------------------------
PERU--0.5%
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 9                                                        56,124,120          31,589,238
------------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.2%
Philippines (Republic of) Bonds:
8.375%, 2/15/11                                                                                       6,485,000           6,573,053
9.375%, 1/18/17                                                                                       4,220,000           4,457,375
10.625%, 3/16/25                                                                                      2,920,000           3,131,700
                                                                                                                    ----------------
                                                                                                                         14,162,128

------------------------------------------------------------------------------------------------------------------------------------
POLAND--1.0%
Poland (Republic of) Bonds:
Series 0K0805, 5.23%, 8/12/05 9 [PLZ]                                                               189,340,000          50,804,320
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                                   8,180,000           2,132,719
Series DS0509, 6%, 5/24/09 [PLZ]                                                                     40,855,000          11,192,593
                                                                                                                    ----------------
                                                                                                                         64,129,632

------------------------------------------------------------------------------------------------------------------------------------
PORTUGAL--0.8%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts., 4.875%, 8/17/07 [EUR]                          23,400,000          30,686,554
------------------------------------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub. Nts.,
5.85%, 5/20/10 [EUR]                                                                                 14,360,000          19,989,989
                                                                                                                    ----------------
                                                                                                                         50,676,543

------------------------------------------------------------------------------------------------------------------------------------
RUSSIA--1.4%
Aries Vermoegensverwaltungs GmbH Unsub. Nts., Series B, 7.75%,
10/25/09 2 [EUR]                                                                                      6,130,000           8,077,556
------------------------------------------------------------------------------------------------------------------------------------
Ministry Finance of Russian Debs.:
Series VI, 3%, 5/14/06                                                                               17,870,000          17,500,985
Series V, 3%, 5/14/08                                                                                48,955,000          44,423,138


                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
RUSSIA Continued
Russian Federation Unsub. Nts., 5%, 3/31/30 1                                                  $     26,555,250     $    25,609,219
                                                                                                                    ---------------
                                                                                                                         95,610,898

------------------------------------------------------------------------------------------------------------------------------------
SPAIN--2.0%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado, 5.35%, 10/31/11 [EUR]                                                 35,425,000          48,529,102
Bonos y Obligacion del Estado, 5.75%, 7/30/32 [EUR]                                                  20,670,000          30,056,247
------------------------------------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2.03%, 10/22/04 9 [EUR]                                           35,545,000          44,161,143
                                                                                                                    ---------------
                                                                                                                        122,746,492

------------------------------------------------------------------------------------------------------------------------------------
SWEDEN--0.3%
Sweden (Kingdom of) Bonds, Series 1043, 5%, 1/28/09 [SEK]                                           106,395,000          15,404,280
------------------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.6%
Netherlands (Kingdom of the) Bonds:
5%, 7/15/11 [EUR]                                                                                     5,250,000           7,044,311
5.50%, 1/15/28 [EUR]                                                                                 22,970,000          32,166,027
                                                                                                                    ---------------
                                                                                                                         39,210,338

------------------------------------------------------------------------------------------------------------------------------------
TURKEY--0.1%
Turkey (Republic of) Nts., 7.25%, 3/15/15 3                                                           7,495,000           7,420,050
------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--2.4%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                                       84,035,000         147,679,882
------------------------------------------------------------------------------------------------------------------------------------
VENEZUELA--0.6%
Venezuela (Republic of) Debs., Series DL, 2.75%, 12/18/07 1                                              23,349              23,256
------------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Front-Loaded Interest Reduction Bonds,
Series A, 2.063%, 3/31/07 1                                                                           5,856,850           5,827,566
------------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts.:
8.50%, 10/8/14 3                                                                                     10,215,000          10,006,869
10.75%, 9/13/13                                                                                      17,020,000          19,190,050
------------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Sr. Unsec. Unsub. Bonds, 11%, 3/5/08 [EUR]                                    3,450,000           4,907,364
                                                                                                                    ---------------
                                                                                                                         39,955,105
                                                                                                                    ---------------
Total Foreign Government Obligations (Cost $1,928,875,689)                                                            2,010,699,110

------------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--1.6%
------------------------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts., 2.183%, 3/4/10 1,2                                     7,297,922           7,188,453
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%, 1/25/06 1                            23,680,000          23,154,304
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%, 3/21/05 1                            20,675,000          20,577,828
OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05 2                                                 25,000,000          25,620,000
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Bank AG, OAO Gazprom Unsec. Loan Participation Nts.,
9.625%, 3/1/13                                                                                       20,460,000          22,736,175
------------------------------------------------------------------------------------------------------------------------------------
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan Participation Nts.,
Tranche A, 1/1/02 2,4,5                                                                               8,877,258                  --
                                                                                                                    ---------------
Total Loan Participations (Cost $104,542,018)                                                                            99,276,760


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--27.7%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.8%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10                  $      1,900,000     $     2,023,500
------------------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                                              1,409,000           1,416,045
------------------------------------------------------------------------------------------------------------------------------------
Dana Corp.:
9% Unsec. Nts., 8/15/11                                                                               6,920,000           8,390,500
10.125% Nts., 3/15/10                                                                                 3,500,000           3,990,000
------------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                                    2,500,000           2,487,500
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                                              3,000,000           3,320,544
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                                             1,550,000           1,387,250
------------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                                                            3,800,000           3,895,000
------------------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13                             1,000,000           1,080,000
------------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                                  2,500,000           2,889,310
------------------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 8                                                                               1,500,000           1,402,500
11% Sr. Sub. Nts., 6/15/12                                                                            4,900,000           3,920,000
------------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                             5,750,000           6,540,625
------------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B, 7/15/13                                     3,100,000           3,549,500
------------------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                                1,600,000           1,732,000
                                                                                                                    ---------------
                                                                                                                         48,024,274

------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 2                                                    4,875,000           4,363,125
------------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                                         4,000,000           4,450,000
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                                       3,600,000           4,032,000
------------------------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 2,4,5                               33,500                  --
------------------------------------------------------------------------------------------------------------------------------------
Choctaw Resort Development Enterprise, 9.25% Sr. Unsec. Nts., 4/1/09                                  3,000,000           3,217,500
------------------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                                    2,333,000           2,537,138
------------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                                      1,100,000           1,163,250
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625% Nts., 12/1/12                                                             2,300,000           2,685,250
------------------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                                   4,750,000           4,892,500
------------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                                      3,167,000           3,297,639
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                                       2,100,000           2,121,000
9% Sr. Sub. Nts., 3/15/12                                                                             7,200,000           8,028,000
------------------------------------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                                      3,100,000           3,472,000
------------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                                         3,500,000           4,042,500
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                                         4,800,000           5,472,000


                     31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                            $      5,100,000     $     5,654,625
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                                    1,050,000           1,172,063
------------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                                                                         3,300,000           3,440,250
8% Sr. Sub. Nts., 4/1/12                                                                              1,900,000           2,109,000
------------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                         7,000,000           7,945,000
------------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
8.875% Sr. Sub. Nts., 3/15/10                                                                         3,700,000           4,074,625
11.125% Sr. Unsec. Sub. Nts., 3/1/08                                                                  8,000,000           8,680,000
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                                     3,100,000           3,123,250
------------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,4,5                                                     10,800,000                  --
------------------------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                                                 3,900,000           4,436,250
------------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                                           3,100,000           3,634,750
------------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                                        6,000,000           5,655,000
9.625% Sr. Nts., 6/1/14                                                                                 109,000             102,460
9.75% Sr. Nts., 4/15/13                                                                               1,200,000           1,140,000
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                                    8,000,000           9,090,000
------------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875% Sr. Unsec. Sub. Nts., 7/1/10 2                                          2,500,000           2,650,000
------------------------------------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11                                   5,000,000           5,506,250
------------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                                     3,800,000           4,446,000
------------------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts., 6/15/10                              3,800,000           4,417,500
                                                                                                                    ---------------
                                                                                                                        131,050,925

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                                      6,600,000           7,326,000
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                                  2,100,000           2,357,250
9.75% Sr. Sub. Nts., 9/15/10 10                                                                       2,325,000           2,819,063
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                                          2,600,000           2,918,500
------------------------------------------------------------------------------------------------------------------------------------
KB Home:
7.75% Sr. Nts., 10/15/04                                                                             10,350,000          10,350,000
8.625% Sr. Sub. Nts., 12/15/08                                                                        2,050,000           2,316,500
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                                     700,000             782,250
------------------------------------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                                         2,500,000           2,818,750
------------------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                      2,800,000           2,842,000
------------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                                  2,000,000           2,310,000
------------------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                              2,000,000           2,227,500
------------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                                   3,500,000           3,920,000
------------------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13 2                                                   3,450,000           4,002,000


                     32 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                                        $      4,800,000     $     4,620,000
                                                                                                                    ---------------
                                                                                                                         51,609,813

------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11                                              2,150,000           2,053,250
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.3%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 4,5                                                                    1,400,000           1,218,000
8.125% Sr. Nts., Series B, 7/15/03 4,5                                                                3,750,000           3,300,000
8.375% Sr. Nts., Series B, 2/1/08 4,5                                                                 4,400,000           3,916,000
9.25% Sr. Unsec. Nts., Series B, 10/1/02 4,5                                                          6,300,000           5,575,500
9.875% Sr. Nts., Series B, 3/1/07 4,5                                                                 1,500,000           1,357,500
10.25% Sr. Unsec. Nts., 11/1/06 4,5                                                                     300,000             271,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 4,5                                                              1,500,000           1,421,250
10.875% Sr. Unsec. Nts., 10/1/10 4,5                                                                    100,000              92,500
------------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                                   2,800,000           2,912,000
------------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Sub. Nts., 3/1/14 8                                                                            1,450,000           1,370,250
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                                    7,062,000           7,291,515
------------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                                    975,000           1,016,438
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                           500,000             528,750
------------------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                              3,000,000           3,187,500
------------------------------------------------------------------------------------------------------------------------------------
Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11 2,4,5 [EUR]                             3,000,000             214,530
------------------------------------------------------------------------------------------------------------------------------------
CanWest Media, Inc., 7.625% Sr. Unsec. Sub. Nts., Series B, 4/15/13                                     900,000             972,000
------------------------------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                                           900,000             956,250
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec. Nts., 9/15/10                               3,700,000           3,797,125
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 13                                                      5,850,000           3,656,250
8.375% Sr. Nts., Second Lien, 4/30/14 8                                                               6,200,000           6,192,250
8.625% Sr. Unsec. Nts., 4/1/09                                                                        3,400,000           2,660,500
9.92% Sr. Unsec. Disc. Nts., 4/1/11                                                                   2,000,000           1,550,000
10.75% Sr. Unsec. Nts., 10/1/09                                                                         700,000             577,500
11.125% Sr. Unsec. Nts., 1/15/11                                                                      3,200,000           2,608,000
------------------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                                   1,900,000           2,132,750
------------------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 13                                            4,600,000           3,185,500
------------------------------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                                2,200,000           2,439,250
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                   8,600,000           9,105,250
------------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                                        4,300,000           4,966,500
------------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                                             7,150,000           7,543,250
------------------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr. Unsec.
Nts., 3/15/13                                                                                         9,450,000          10,796,625


                     33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
EchoStar DBS Corp.:
6.625% Sr. Nts., 10/1/14 3,8                                                                   $      7,700,000     $     7,690,375
9.125% Sr. Nts., 1/15/09                                                                              2,206,000           2,465,205
------------------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                             2,800,000           2,919,000
------------------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec.
Sub. Nts., 3/1/14                                                                                     2,000,000           2,160,000
------------------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                                       1,400,000           1,494,500
------------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                                109,000             101,370
------------------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11                                                   1,700,000           1,785,000
------------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                                     1,500,000           1,575,000
------------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                 1,800,000           1,944,000
------------------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                                    2,200,000           2,260,500
------------------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                                           1,550,000           1,697,250
------------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                                   5,709,000           5,523,458
------------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Nts., 8/15/14 8                                                                6,300,000           6,583,500
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13 8                                                                                7,600,000           7,267,500
8.875% Sr. Unsec. Nts., 5/15/11                                                                         109,000             109,545
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 8                                                                           2,800,000           3,178,000
10.875% Sr. Sub. Nts., 12/15/12 8                                                                     4,300,000           5,235,250
------------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                        2,900,000           3,211,750
------------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 2 [CAD]                                              14,580,000          11,558,586
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                                     11,400,000          11,884,500
8.75% Sr. Sub. Nts., 12/15/11                                                                           800,000             872,000
------------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09                              10,850,000          11,419,625
------------------------------------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                                             2,250,000           2,430,000
------------------------------------------------------------------------------------------------------------------------------------
Von Hoffmann Corp., 10.25% Sr. Unsec. Nts., 3/15/09                                                   1,400,000           1,561,000
------------------------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                                                                        7,400,000           6,771,000
                                                                                                                    ---------------
                                                                                                                        200,510,147

------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                                       5,420,000           5,989,100
9.875% Nts., 10/1/11                                                                                  1,350,000           1,613,250
                                                                                                                    ---------------
                                                                                                                          7,602,350

------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                              5,900,000           6,254,000
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 8                                       1,000,000             952,500


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                                   $      5,500,000     $     6,352,500
------------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08 2                              3,775,000           3,793,875
------------------------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                                          1,350,000           1,451,250
------------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14 8                                     2,750,000           2,743,125
------------------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 2,4,5                                                  4,300,000                  --
------------------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                                            4,000,000           4,660,000
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                                     1,250,000           1,300,000
                                                                                                                    ----------------
                                                                                                                         27,507,250

------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 8                                                               3,500,000           3,753,750
------------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                                               1,500,000           1,507,500
11.625% Sr. Unsec. Nts., 1/15/08                                                                      1,950,000           2,023,125
12.25% Sr. Nts., 12/15/12                                                                             2,200,000           2,337,500
------------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 8                                                    1,500,000           1,635,000
------------------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                                 2,500,000           2,725,000
                                                                                                                    ----------------
                                                                                                                         13,981,875

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.1%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.0%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                                              1,300,000           1,410,500
------------------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                             2,000,000           2,205,000
                                                                                                                    ----------------
                                                                                                                          3,615,500

------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.1%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11                               1,509,000           1,161,930
------------------------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11                                              109,000             117,993
------------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09 2,4,5,14                                                  8,836,185                  --
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                                          4,000,000           4,220,000
9.50% Sr. Sec. Nts., 2/15/11                                                                          2,000,000           2,210,000
                                                                                                                    ----------------
                                                                                                                          7,709,923

------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                                           4,700,000           5,029,000
------------------------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12                                4,350,000           4,676,250
------------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Nts., 11/1/14 8                                        1,150,000           1,155,750
------------------------------------------------------------------------------------------------------------------------------------
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12                                                       3,900,000           4,358,250
------------------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                                           4,250,000           4,558,125


                     35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                        $      2,500,000     $     2,737,500
8.875% Sr. Unsec. Nts., 3/15/11                                                                       1,700,000           1,857,250
------------------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11 2                                         1,800,000           1,917,000
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts., 12/1/13 8                                          1,800,000           1,705,500
------------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                                  3,050,000           3,271,125
8% Sr. Nts., Series B, 10/15/09                                                                       1,000,000           1,107,500
------------------------------------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                                                2,000,000           2,205,000
------------------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                                               5,500,000           5,555,000
8.50% Sr. Unsec. Nts., 2/1/11                                                                           109,000             114,450
------------------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 2 [GBP]                                    4,000,000           7,393,313
                                                                                                                    ----------------
                                                                                                                         47,641,013

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                                             3,700,000           3,824,875
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                              2,900,000           3,088,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                                   3,000,000           3,090,000
                                                                                                                    ----------------
                                                                                                                         10,003,375

------------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.6%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                                          1,900,000           2,099,500
------------------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A, 9/1/08                                  1,900,000           2,052,000
------------------------------------------------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08                                      12,750,000          14,120,625
------------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                    14,250,000          14,606,250
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                                  2,000,000           2,160,000
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                                      3,200,000           3,408,000
                                                                                                                    ----------------
                                                                                                                         38,446,375

------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.0%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                                            1,800,000           2,034,000
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.875% Sr. Unsec. Nts., 1/15/16                                                                       4,089,000           4,293,450
9% Sr. Nts., 8/15/12                                                                                  1,000,000           1,147,500
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                                        7,044,000           7,026,390
------------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                            4,625,000           4,578,750
------------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/11                              1,541,000           1,739,404
------------------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                                         8,300,000           8,362,250
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 5.60% Sr. Nts., 10/15/14 3,8                                        2,900,000           2,927,614


                     36 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                       $      3,500,000     $     3,823,750
------------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.:
6.625% Sr. Nts., 10/1/11 3,8                                                                          1,600,000           1,628,000
11.75% Sr. Nts., 11/15/09                                                                             9,735,000          10,428,619
------------------------------------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                                            34,905,000          35,436,603
------------------------------------------------------------------------------------------------------------------------------------
GulfTerra Energy Partners LP:
8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/10                                                          1,943,000           2,270,881
10.625% Sr. Sub. Nts., 12/1/12 2                                                                      2,613,000           3,292,380
------------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12                                               3,250,000           3,672,500
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
6.625% Nts., 4/4/10 [EUR]                                                                             8,610,000          11,628,696
8.50% Unsub. Nts., 2/15/08                                                                            3,450,000           3,885,563
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 5.875% Sr. Unsec. Nts., 7/15/16                                        3,000,000           3,137,364
------------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                                  5,000,000           5,912,500
------------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                                   3,100,000           3,076,750
8% Sr. Unsub. Nts., 3/1/32                                                                            4,500,000           4,668,750
8.875% Sr. Nts., 3/15/10                                                                              2,700,000           3,051,000
------------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.25% Sr. Unsec. Sub. Nts., 12/15/11                                              1,000,000           1,082,500
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                                       2,000,000           2,272,500
------------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                      14,050,000          14,647,125
------------------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                                             7,800,000           8,463,000
9.625% Sr. Sub. Nts., 4/1/12                                                                          2,359,000           2,742,338
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                                  18,450,000          20,341,125
7.625% Nts., 7/15/19                                                                                    800,000             880,000
------------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 2                                            1,100,000           1,160,500
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                                             5,200,000           6,117,909
                                                                                                                    ----------------
                                                                                                                        185,729,711

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--1.1%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                                             1,550,000           1,201,250
------------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                                   3,200,000           3,632,000
                                                                                                                    ----------------
                                                                                                                          4,833,250

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                                4,167,000           4,479,525
------------------------------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26                                        10,050,000          11,004,750
------------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 2,4,5                                   4,970,000              31,063


                     37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                      $      3,800,000     $     4,313,000
                                                                                                                    ----------------
                                                                                                                         19,828,338
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.2%
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub.
Nts., 3/15/12 8                                                                                       1,600,000           1,704,000
------------------------------------------------------------------------------------------------------------------------------------
Jostens IH Corp., 7.625% Sr. Sub. Nts., 10/1/12 2,3                                                   1,950,000           1,969,500
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375% Unsec. Unsub. Nts., 12/15/14                               8,570,000           9,362,725
------------------------------------------------------------------------------------------------------------------------------------
SBS Agro Finance BV, 10.25% Bonds, 7/21/00 2,4,5                                                     14,961,000                  --
                                                                                                                    ----------------
                                                                                                                         13,036,225

------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Arbor I Ltd., 17.38% Nts., 6/15/06 1,8                                                                6,250,000           6,458,125
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.:
4/1/27, Escrow Shares 15                                                                              5,775,000             231,000
4/1/27, Escrow Shares 15                                                                              5,400,000             175,500
                                                                                                                    ----------------
                                                                                                                          6,864,625

------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.3%
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                                2,718,000           3,003,390
------------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                               1,591,000           1,644,696
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                                             5,000,000           5,562,500
------------------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                                       4,959,000           5,219,348
10.50% Sr. Unsec. Nts., 6/15/09                                                                       2,800,000           3,080,000
                                                                                                                    ----------------
                                                                                                                         18,509,934

------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                                                   5,250,000           5,407,500
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.2%
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12                                   2,953,000           3,307,360
------------------------------------------------------------------------------------------------------------------------------------
HMP Equity Holdings Corp., 23.04% Sr. Disc. Nts., 5/15/08 2,9                                         3,500,000           2,222,500
------------------------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 8                                   1,550,000           1,565,500
------------------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12 2                                      4,150,000           4,513,125
------------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11 2                                 2,450,000           2,499,000
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding II, Inc., 9% Sr. Sub. Nts., 10/1/14 8                                         1,650,000           1,662,375
                                                                                                                    ----------------
                                                                                                                         15,769,860


                     38 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                           $      2,800,000     $     2,870,000
------------------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                          1,350,000           1,383,750
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                                    1,900,000           2,142,250
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                          3,290,000           3,602,550
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 2 [DEM]                                 1,700,000           1,172,858
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11                         3,000,000           3,345,000
------------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                                  1,450,000           1,587,750
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.30% Sr. Unsec. Nts., 10/1/12                                                             3,900,000           4,049,729
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                                  10,500,000          10,211,250
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                                                    109,000             113,769
------------------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                                       3,300,000           3,778,500
------------------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                                 3,700,000           4,060,750
------------------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                                2,986,000           3,456,295
------------------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                                             2,450,000           2,609,250
------------------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                                           5,200,000           5,590,000
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                              6,131,000           5,533,228
7.375% Nts., 2/1/13                                                                                     109,000             103,005
9.875% Sr. Nts., 7/1/14 8                                                                             2,775,000           2,913,750
------------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                                     1,750,000           1,789,375
                                                                                                                    ----------------
                                                                                                                         60,313,059

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.2%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                                        2,900,000           3,175,500
------------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                                        1,400,000           1,533,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                                   1,909,000           1,942,408
9.50% Sr. Unsec. Sub. Nts., 11/1/08                                                                   2,500,000           2,600,000
------------------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10                                           2,100,000           2,346,750
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625% Sr. Sub. Nts., 6/15/12                                      1,700,000           1,878,500
------------------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12 2                                               2,150,000           2,440,250
------------------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                                       3,100,000           3,332,500
------------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                              1,963,000           2,252,543
11% Sr. Sub. Nts., 2/15/13                                                                            1,623,000           1,939,485
------------------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                                                1,350,000           1,302,750
                                                                                                                    ----------------
                                                                                                                         24,743,686


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.4%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                           $     22,273,000     $    21,966,746
------------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 1                                                    10,237,000           3,685,320
                                                                                                                    ----------------
                                                                                                                         25,652,066

------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                              2,400,000           2,766,000
------------------------------------------------------------------------------------------------------------------------------------
Green Star Products, Inc., 10.15% Bonds, 6/24/10 8                                                      516,857             529,590
------------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                                    2,178,000           2,417,580
                                                                                                                    ----------------
                                                                                                                          5,713,170

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Allied Waste North America, Inc.:
7.875% Sr. Nts., 4/15/13                                                                              2,300,000           2,438,000
8.50% Sr. Sub. Nts., 12/1/08                                                                         10,300,000          11,227,000
8.875% Sr. Nts., Series B, 4/1/08                                                                     9,800,000          10,682,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                                4,650,000           5,196,375
------------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 2,4,5                                 3,462,000                  --
------------------------------------------------------------------------------------------------------------------------------------
Coinmach Corp., 9% Sr. Nts., 2/1/10                                                                   3,300,000           3,440,250
------------------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 2                                           2,920,000           2,847,000
------------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                                                                                1,500,000           1,591,875
9.875% Sr. Nts., 5/1/09                                                                               2,000,000           2,242,500
------------------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 2                                  5,800,000           5,872,500
------------------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                                       2,341,000           2,384,894
------------------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                                           5,900,000           6,519,500
------------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                                                       5,150,000           5,130,688
------------------------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                                               2,400,000           2,580,000
------------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                       8,800,000           7,854,000
------------------------------------------------------------------------------------------------------------------------------------
Videotron Ltee, 6.875% Sr. Unsec. Nts., 1/15/14                                                       1,400,000           1,442,000
------------------------------------------------------------------------------------------------------------------------------------
Waste Services, Inc., 9.50% Sr. Sub. Nts., 4/15/14 8                                                  1,400,000           1,337,000
                                                                                                                    ----------------
                                                                                                                         72,785,582

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc.:
9.375% Sr. Sub. Nts., Series B, 2/1/09                                                                  136,000             133,960
9.375% Sr. Sub. Nts., Series C, 2/1/09                                                                2,150,000           2,117,750
------------------------------------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                                            2,499,000           2,886,345
                                                                                                                    ----------------
                                                                                                                          5,138,055


                     40 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                       $      2,500,000     $     2,462,500
------------------------------------------------------------------------------------------------------------------------------------
Riverside Forest Products Ltd., 7.875% Sr. Unsec. Sub. Nts. 3/1/14                                    1,600,000           1,704,000
                                                                                                                    ----------------
                                                                                                                          4,166,500

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                                     700,000             609,000
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08 2                                                           9,900,000          10,741,500
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                                     650,000             690,625
------------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 8                                                3,900,000           4,153,500
------------------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                               2,400,000           2,652,000
------------------------------------------------------------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                                                                     5,700,000           5,821,125
------------------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                                   2,700,000           3,037,500
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                                        5,500,000           6,242,500
------------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14 2                                                   1,900,000           1,881,000
------------------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09 2                                                       4,000,000           4,420,000
                                                                                                                    ----------------
                                                                                                                         39,639,750

------------------------------------------------------------------------------------------------------------------------------------
MARINE--0.2%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                                              6,350,000           7,302,500
------------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05  2,4,5                                        5,400,000             130,140
------------------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 2,4,5                     11,650,000           7,630,750
                                                                                                                    ----------------
                                                                                                                         15,063,390

------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                       2,000,000           2,055,000
------------------------------------------------------------------------------------------------------------------------------------
Stena AB, 9.625% Sr. Nts., 12/1/12                                                                    2,150,000           2,410,688
                                                                                                                    ----------------
                                                                                                                          4,465,688

------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11                                      2,150,000           1,961,875
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.9%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 2,4,5                             11,975,000           5,867,750
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                                 2,200,000           2,354,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                                              5,000,000           5,493,750


                     41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 2,4,5 [EUR]                                    2,116,376     $        26,320
------------------------------------------------------------------------------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 5/1/08 2                                                                    629,033             581,856
------------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 2,4                                      1,921,661                  --
------------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 2,4,5 [EUR]                                             6,150,000             301,158
------------------------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., 13% Sr. Disc. Nts., 4/15/08 2,4,5                                              5,700,000                 570
                                                                                                                    ----------------
                                                                                                                            909,904

------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                                     8,150,000           8,679,750
------------------------------------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                                          1,600,000           1,672,000
                                                                                                                    ----------------
                                                                                                                         10,351,750

------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13 2                                        3,083,000           3,607,110
------------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                                               2,100,000           1,732,500
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                                   4,350,000           4,067,250
------------------------------------------------------------------------------------------------------------------------------------
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09 2                       4,000,000           4,255,000
------------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05                                                    14,000,000          13,930,000
                                                                                                                    ----------------
                                                                                                                         27,591,860

------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--4.3%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                                         4,000,000           3,540,000
------------------------------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                                            1,700,000             697,000
------------------------------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                                              3,800,000           4,275,000
------------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                                        2,850,000           3,085,125
10.125% Sr. Unsec. Nts., 9/1/08                                                                         109,000             123,443
10.625% Sr. Unsec. Nts., 5/1/11                                                                       2,650,000           3,034,250
------------------------------------------------------------------------------------------------------------------------------------
Huntsman Co. LLC:
11.50% Sr. Nts., 7/15/12 8                                                                            1,400,000           1,552,250
11.625% Sr. Unsec. Nts., 10/15/10                                                                       109,000             126,713
------------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
13.09% Sr. Unsec. Disc. Nts., 12/31/09 2,9                                                           14,040,000           7,511,400
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                                 14,350,000          15,139,250
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                                            3,300,000           4,281,031
------------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                                                   5,500,000           6,091,250
------------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13                                                       109,000             138,158
------------------------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                                   4,100,000           4,530,500


                     42 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                      $        109,000     $       119,491
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                                2,050,000           2,242,188
9.875% Sec. Nts., Series B, 5/1/07                                                                    6,164,000           6,541,545
10.50% Sr. Sec. Nts., 6/1/13                                                                            850,000             986,000
------------------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                                           850,000             941,375
------------------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                                     2,557,668           2,519,303
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 5.086% Sr. Sec. Nts., 12/31/06 1,2                                                  809,925             797,776
------------------------------------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                                                        6,950,000           7,123,750
10.625% Sr. Unsec. Nts., 5/15/10                                                                        109,000             119,900
------------------------------------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                                             3,200,000           3,328,000
------------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625% Sr. Unsec. Sub. Nts., 5/15/11                               1,200,000           1,326,000
------------------------------------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09 2                                                 2,000,000           2,060,000
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07 2                                                                         1,938,280           1,831,675
11.25% Sr. Sub. Nts., 8/15/06 2,4,5                                                                   7,915,000                  --
------------------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11 2                                                      973,000           1,097,058
                                                                                                                    ----------------
                                                                                                                         85,159,431

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11 2                                             3,200,000           3,696,000
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.3%
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05 2,4,5                                     5,875,000              14,688
------------------------------------------------------------------------------------------------------------------------------------
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                                           3,600,000           4,032,000
10.875% Sr. Sec. Nts., 3/1/13                                                                         1,850,000           2,159,875
------------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 3,8                                                                          1,250,000           1,281,250
9.875% Sub. Nts., 10/15/14 3,8                                                                        2,300,000           2,366,125
------------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                               5,700,000           6,398,250
9.50% Sr. Sub. Nts., 8/15/13                                                                          2,550,000           2,926,125
------------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                               1,300,000           1,439,750
------------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                                        3,200,000           3,632,000
------------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                          2,900,000           3,103,000
8.25% Sr. Unsec. Nts., 5/15/13                                                                        1,609,000           1,721,630
8.75% Sr. Sec. Nts., 11/15/12                                                                        12,500,000          13,937,500
8.875% Sr. Sec. Nts., 2/15/09                                                                         5,800,000           6,336,500
------------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 13                                              2,050,000           1,763,000
------------------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                            2,450,000           2,425,500


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                        $      4,700,000     $     5,205,250
9.25% Sr. Unsec. Nts., 2/1/08                                                                         4,500,000           5,028,750
9.75% Sr. Unsec. Nts., 2/1/11                                                                         7,900,000           8,788,750
------------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                                    5,550,000           5,785,875
                                                                                                                    ----------------
                                                                                                                         78,345,818

------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.0%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                                          109,000             107,093
7.875% Sr. Unsec. Nts., 2/15/09                                                                       3,925,000           3,915,188
------------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 7.25% Sr. Nts., 7/1/13 8                                                    3,200,000           3,456,000
------------------------------------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                                           2,400,000           2,352,000
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Nts., 8/15/14 8                                                       1,875,000           1,982,813
------------------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                                 2,550,000           2,817,750
------------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 2,4,5                            1,586,000                  --
------------------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                                   1,000,000           1,145,000
------------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                         4,500,000           4,983,750
------------------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12 2                                               5,200,000           5,798,000
------------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 4,5                            4,500,000           4,365,000
------------------------------------------------------------------------------------------------------------------------------------
Keystone Consolidated Industries, Inc., 9.625% Sr. Sec. Nts., 8/1/07 2,4,5                            5,700,000             329,460
------------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 2                                              3,050,000           3,385,500
------------------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                                9,595,000           5,804,975
------------------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                                     1,100,000           1,238,875
------------------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                                       3,700,000           4,060,750
------------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                       3,300,000           3,580,500
------------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                         2,000,000           2,230,000
------------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                          2,400,000           2,760,000
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                                                    1,850,000           2,127,500
------------------------------------------------------------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                                                      3,051,000           3,615,435
                                                                                                                    ----------------
                                                                                                                         60,055,589

------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                                        1,700,000           1,831,750
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                                   1,450,000           1,566,000
------------------------------------------------------------------------------------------------------------------------------------
Fort James Corp., 6.875% Sr. Nts., 9/15/07                                                            2,500,000           2,675,000
------------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                                                      10,575,000          12,267,000
9.375% Sr. Unsec. Nts., 2/1/13                                                                        6,400,000           7,568,000
------------------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 2,4                                          5,000,000           2,325,000


                     44 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                        $      1,900,000     $     1,995,000
------------------------------------------------------------------------------------------------------------------------------------
PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/04 2,4,5                                              4,025,000              60,375
------------------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 8                                                                       1,009,000             963,595
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                                                        4,550,000           3,822,000
------------------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 2                                               3,180,000           3,529,800
                                                                                                                    ----------------
                                                                                                                         38,603,520

------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
------------------------------------------------------------------------------------------------------------------------------------
360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08 2,4,6 [EUR]                                            1,900,000                  --
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09                                                         3,525,000           3,754,125
------------------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 2,4,5                                                       5,289,071                 529
------------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
7.50% Sr. Nts., 12/1/13                                                                               2,150,000           2,262,875
7.50% Sr. Nts., Series B, 12/1/13                                                                     2,500,000           2,631,250
------------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                               2,450,000           2,793,000
9.875% Sr. Sub. Nts., 8/15/13                                                                         4,298,000           5,071,640
------------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09 2,4                                6,532,259                  --
------------------------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                                                 1,050,000           1,160,250
------------------------------------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 2,4,5 [EUR]                                                      5,000,000             202,093
------------------------------------------------------------------------------------------------------------------------------------
MCI, Inc.:
5.908% Sr. Unsec. Nts., 5/1/07                                                                        2,582,000           2,565,863
6.688% Sr. Unsec. Nts., 5/1/09                                                                        1,032,000             997,170
7.735% Sr. Unsec. Nts., 5/1/14                                                                          884,000             839,800
------------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                                                 109,000             101,098
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Nts., 2/15/11 8                                   1,500,000           1,428,750
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125% Nts., 3/15/12 8                                                                  11,000,000          12,155,000
------------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14% Nts., 12/15/10 1,8                                                         13,800,000          16,180,500
------------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 2,4,5                                                        4,835,000                  --
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc.,
9.75% Sr. Nts., 7/15/08                                                                               5,150,000           5,124,250
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                                       1,200,000           1,158,000
                                                                                                                    ----------------
                                                                                                                         58,426,193

------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.4%
Alamosa Delaware, Inc.:
11% Sr. Unsec. Nts., 7/31/10                                                                            109,000             123,988
12.50% Sr. Unsec. Nts., 2/1/11                                                                        5,600,000           6,300,000
------------------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                               1,475,000           1,202,125
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                                          4,100,000           4,202,500


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 9                              $      6,000,000     $     4,500,000
------------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 2,4,5                                     21,148,000                  --
------------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                                                      5,100,000           5,393,250
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                              4,209,000           2,735,850
10.875% Sr. Unsec. Nts., 7/1/10                                                                       3,950,000           2,863,750
------------------------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., 13.75% Sr. Nts., 6/15/11 4,5                                                       1,000,000             405,000
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
7.375% Sr. Nts., 8/1/15                                                                               8,220,000           8,877,600
9.50% Sr. Unsec. Nts., 2/1/11                                                                         3,300,000           3,762,000
------------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 12.50% Sr. Nts., 11/15/09 2                                                    6,639,000           7,701,240
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12 8                                                                        1,600,000           1,636,000
9.625% Sr. Sub. Nts., Series B, 5/15/08                                                               2,200,000           2,046,000
9.75% Sr. Sub. Nts., 1/15/10                                                                          5,509,000           4,820,375
9.875% Sr. Nts., 2/1/10                                                                               3,550,000           3,532,250
------------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 10.25% Sr. Unsec. Nts., 2/1/09                                              3,600,000           3,870,000
------------------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 13                                                                  3,059,000           2,493,085
------------------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc.:
8.50% Sr. Unsec. Nts., 6/1/13                                                                         4,000,000           3,650,000
8.75% Sr. Unsec. Sub. Nts., 11/15/11                                                                  1,309,000             896,665
------------------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                                      2,600,000           2,720,250
------------------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 2,13                       8,800,000           9,130,000
------------------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                                                3,309,000           3,391,725
                                                                                                                    ----------------
                                                                                                                         86,253,653

------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.1%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 8                                                       8,100,000           9,173,250
------------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12 8                                                 109,000             120,990
------------------------------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09                                 2,386,911           2,637,537
------------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                                              1,150,000           1,069,500
8.75% Sr. Nts., 7/15/07                                                                               4,500,000           3,588,750
------------------------------------------------------------------------------------------------------------------------------------
Central Termica Guemes SA, 2% Nts., 1/1/12 2                                                          5,422,500             542,250
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                               1,309,000           1,377,723
7.75% Sr. Nts., 8/1/10 8                                                                              1,550,000           1,646,875
8.50% Sr. Nts., 4/15/11                                                                               2,500,000           2,737,500
9.875% Sr. Unsec. Nts., 10/15/07                                                                      3,110,000           3,471,538


                     46 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec.
Pass-Through Certificates, 1/15/05                                                             $      5,200,000     $     5,254,881
------------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy:
9.875% Sr. Unsec. Nts., 4/15/11                                                                       1,900,000           2,223,000
10% Sr. Unsec. Nts., 8/15/08                                                                          5,200,000           6,110,000
------------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                                    4,000,000           4,493,516
------------------------------------------------------------------------------------------------------------------------------------
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
Obligation Bonds, 6/1/17                                                                                956,000           1,118,603
------------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                                   6,000,000           6,570,000
------------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
7.625% Sr. Unsec. Nts., 5/1/06 4,5                                                                    2,300,000           2,047,000
8.30% Sr. Unsec. Nts., 5/1/11 4,5                                                                       700,000             619,500
------------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                                           1,550,000           1,705,000
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 8                                                        6,600,000           7,103,250
------------------------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08                                                             3,100,000           3,371,250
------------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                                          3,959,000           4,270,771
9.50% Sr. Sec. Nts., 7/15/13                                                                          5,100,000           5,565,375
------------------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                                                   3,500,000           3,745,000
------------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/1/07                                                      805,000             921,079
                                                                                                                    ----------------
                                                                                                                         81,484,138

------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr.
Unsec. Nts., Series B, 5/20/11 10                                                                     6,400,000           7,088,000
------------------------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                          1,200,000           1,272,000
                                                                                                                    ----------------
                                                                                                                          8,360,000

------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 2                                           3,792,054           4,190,219
------------------------------------------------------------------------------------------------------------------------------------
Consumers Energy Co.:
6.375% Sr. Sec. Nts., 2/1/08                                                                          1,200,000           1,299,602
7.375% Nts., 9/15/23                                                                                  1,900,000           1,968,341
------------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                                13,375,000          12,806,563
8.75% Sr. Nts., 2/15/12                                                                               7,059,000           7,376,655
10.125% Sr. Sec. Nts., 7/15/13 8                                                                      7,700,000           8,893,500
------------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                                     3,097,490           3,161,376
                                                                                                                    ----------------
                                                                                                                         39,696,256


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.0%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B, 12/1/12                      $      1,900,000     $     2,166,000
                                                                                                                    ----------------
Total Corporate Bonds and Notes (Cost $1,712,641,527)                                                                 1,714,802,946

                                                                                                         SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.8%
------------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 2,5,14                                             338,141                  --
------------------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 2,5                                        255,000          12,303,750
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 8                                              6,800             339,997
------------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 2,5,14                                     11,723               1,172
------------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 2,5                            39,000           3,519,750
------------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 2,5,14                                                  5,773                  --
------------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 5                                                                    6,516              16,290
------------------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg. 2,5,14                          96,993                  --
------------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. 5,14                                                                                              1               6,163
14.25% Cum. Jr. Exchangeable, Non-Vtg. 14                                                                 1,660          12,491,500
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                                           49,500           2,945,250
------------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                                     305               1,594
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 2,5,14                                            10,825           9,065,938
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 2                                         57,800           8,511,050
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., 14% Cum. Sr. Exchangeable Redeemable, Non-Vtg. 2,5,14                                3                  --
------------------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc., 10%, Series E-1 2,5                                                              240             125,400
                                                                                                                    ----------------
Total Preferred Stocks (Cost $77,458,299)                                                                                49,327,854

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.0%
------------------------------------------------------------------------------------------------------------------------------------
AboveNet, Inc. 5                                                                                          8,811             211,464
------------------------------------------------------------------------------------------------------------------------------------
ACE Ltd.                                                                                                 33,800           1,354,028
------------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                                                              13,900           1,389,027
------------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                           27,900           1,338,921
------------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                       15,800           1,406,200
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                                 21,500           1,426,740
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                             28,300           1,418,113
------------------------------------------------------------------------------------------------------------------------------------
Arch Wireless, Inc., Cl. A 5                                                                             53,797           1,545,588
------------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                            24,900           1,396,392
------------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                                           28,900           1,405,407
------------------------------------------------------------------------------------------------------------------------------------
BASF AG                                                                                                  23,983           1,410,791
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                                            14,841           1,427,259
------------------------------------------------------------------------------------------------------------------------------------
Berkeley Group plc (The)                                                                                 59,360           1,363,930
------------------------------------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                                             560,000           5,852,000


                     48 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                                                     18,400     $     1,424,896
------------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                               24,300           1,254,366
------------------------------------------------------------------------------------------------------------------------------------
Brambles Industries plc                                                                                 297,420           1,383,756
------------------------------------------------------------------------------------------------------------------------------------
British Land Co. plc                                                                                    100,244           1,351,482
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                       35,700           1,367,667
------------------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                               34,600           1,411,680
------------------------------------------------------------------------------------------------------------------------------------
Calpine Corp. 5                                                                                         376,800           1,092,720
------------------------------------------------------------------------------------------------------------------------------------
Cavco Industries, Inc. 5                                                                                    770              29,083
------------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 5                                                                        7,208                  --
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                                                121,800           1,261,848
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                             27,630           1,394,210
------------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 5                                                         45,220           2,071,076
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                                 875,000          13,851,250
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                                      26,000           1,394,640
------------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc. 5                                                                    88,293           1,537,181
------------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                              19,000           1,322,970
------------------------------------------------------------------------------------------------------------------------------------
CNP Assurances SA                                                                                        21,420           1,393,218
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                           17,060           1,413,421
------------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc. 5                                                                                         142,199           2,511,234
------------------------------------------------------------------------------------------------------------------------------------
Corus Group plc 5                                                                                     1,639,180           1,514,871
------------------------------------------------------------------------------------------------------------------------------------
Corvis Corp. 5                                                                                          142,850             114,280
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                              35,790           1,409,768
------------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 5                                                                      168,383             282,883
------------------------------------------------------------------------------------------------------------------------------------
Criimi MAE, Inc. 5                                                                                      431,792           6,338,707
------------------------------------------------------------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 2,5                                                                         1,445           1,873,596
------------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                            18,300           1,352,187
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                                                       31,213           1,286,818
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                       19,329           1,372,552
------------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                                                   68,000           1,342,320
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 5                                                                    437,675             582,108
------------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.                                                                                           31,300           1,320,547
------------------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc. 5                                                                                          303,700           1,515,463
------------------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                                  18,279           1,346,911
------------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                                       519              37,005
------------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                                     1,745             120,405
------------------------------------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                                          152,600           5,341,000
------------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                      22,100           1,455,285
------------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. 5                                                                                         133,114           4,095,918


                     49 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                                                       171,900     $     4,892,274
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                           90,500           1,271,525
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                              18,900           1,233,036
------------------------------------------------------------------------------------------------------------------------------------
Gecina SA                                                                                                15,616           1,320,617
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                                     30,349           1,289,226
------------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 2,15                                                   625                  --
------------------------------------------------------------------------------------------------------------------------------------
Globix Corp. 5                                                                                          100,917             327,980
------------------------------------------------------------------------------------------------------------------------------------
Heidelberger Zement AG                                                                                   29,489           1,380,775
------------------------------------------------------------------------------------------------------------------------------------
Hilton Group plc                                                                                        277,130           1,389,793
------------------------------------------------------------------------------------------------------------------------------------
Hokkaido Electric Power Co.                                                                              71,303           1,278,742
------------------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 2,5                                                                       133,333                  --
------------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 5                                                                276,705              63,642
------------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 5                                                                                             62,692           1,167,639
------------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                                                      34,000           1,199,520
------------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                                91,400           1,243,954
------------------------------------------------------------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                                                                          169           1,344,135
------------------------------------------------------------------------------------------------------------------------------------
Karstadt Quelle AG                                                                                       81,800           1,285,874
------------------------------------------------------------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd.                                                                              202,241           1,386,081
------------------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                                  18,456           1,559,347
------------------------------------------------------------------------------------------------------------------------------------
Kelda Group plc                                                                                         136,731           1,326,800
------------------------------------------------------------------------------------------------------------------------------------
Klepierre                                                                                                17,972           1,300,821
------------------------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 5                                                                                       30,000             274,500
------------------------------------------------------------------------------------------------------------------------------------
Lafarge SA                                                                                               15,158           1,328,070
------------------------------------------------------------------------------------------------------------------------------------
Land Securities Group plc                                                                                62,716           1,333,077
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 5                                                                      26,853             590,766
------------------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                                        66,700           1,233,782
------------------------------------------------------------------------------------------------------------------------------------
Liberty International plc                                                                                86,951           1,303,044
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                                   28,100           1,320,700
------------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                                    172,964           1,352,432
------------------------------------------------------------------------------------------------------------------------------------
MAN AG                                                                                                   38,303           1,309,977
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                                 7,919             280,808
------------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                       35,028           1,445,956
------------------------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                                56,621             948,402
------------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                            35,100           1,356,615
------------------------------------------------------------------------------------------------------------------------------------
Metrocall Holdings, Inc. 5                                                                               34,005           2,205,224
------------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. A 5                                                                 381              10,735
------------------------------------------------------------------------------------------------------------------------------------
Mitsui O.S.K. Lines Ltd.                                                                                219,182           1,316,905
------------------------------------------------------------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                                                                  173           1,363,369


                     50 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                                                            282,539     $     1,433,048
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                                   44,400           1,320,456
------------------------------------------------------------------------------------------------------------------------------------
Novar plc                                                                                               588,770           1,237,607
------------------------------------------------------------------------------------------------------------------------------------
NTL, Inc. 5                                                                                             259,147          16,085,254
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                              16,100           1,471,057
------------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                               24,387           1,363,965
------------------------------------------------------------------------------------------------------------------------------------
Omron Corp.                                                                                              60,167           1,331,697
------------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 5                                                                                 59,342             677,686
------------------------------------------------------------------------------------------------------------------------------------
PG&E Corp. 5                                                                                             44,200           1,343,680
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                                              30,800           1,278,200
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 5                                                                                    165,394           2,480,910
------------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 5                                                                              8,124              92,614
------------------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 5,16                                                                                   1,019,757              30,593
------------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 2,5                                                                               799,833                  --
------------------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp. 5                                                                              88,905           1,381,584
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                               27,600           1,298,304
------------------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen                                                                                      21,655           1,335,789
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                                        21,726           1,333,325
------------------------------------------------------------------------------------------------------------------------------------
Rakuten, Inc.                                                                                               188           1,225,251
------------------------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                                   26,555           1,268,164
------------------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                                      29,000           1,364,160
------------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                             27,700           1,264,505
------------------------------------------------------------------------------------------------------------------------------------
Sammy Corp.                                                                                              26,039           1,278,104
------------------------------------------------------------------------------------------------------------------------------------
ScottishPower plc                                                                                       179,300           1,372,733
------------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                                      32,526           1,296,161
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                            35,200           1,273,888
------------------------------------------------------------------------------------------------------------------------------------
Severn Trent plc                                                                                         83,287           1,325,106
------------------------------------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K                                                                                  147,428           1,310,590
------------------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                                  15,201           1,346,961
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 2,5                                                                             10,524             247,314
------------------------------------------------------------------------------------------------------------------------------------
Suez SA                                                                                                  67,013           1,438,460
------------------------------------------------------------------------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.                                                                              210,419           1,269,992
------------------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                             20,900           1,546,182
------------------------------------------------------------------------------------------------------------------------------------
Tate & Lyle plc                                                                                         201,750           1,411,172
------------------------------------------------------------------------------------------------------------------------------------
Technip SA                                                                                                8,668           1,401,394
------------------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 5                                                                                 925,116          10,749,848
------------------------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                                          69,725           1,354,464
------------------------------------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co.                                                                                75,600           1,249,291


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K                                                                                 155,617     $     1,345,196
------------------------------------------------------------------------------------------------------------------------------------
Trend Micro, Inc.                                                                                        30,000           1,292,551
------------------------------------------------------------------------------------------------------------------------------------
TUI AG                                                                                                   72,128           1,344,632
------------------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 2,5                                                                                 56,750             218,488
------------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                                30,600           1,466,352
------------------------------------------------------------------------------------------------------------------------------------
Unibail                                                                                                  11,481           1,384,285
------------------------------------------------------------------------------------------------------------------------------------
United Utilities plc                                                                                    130,200           1,310,612
------------------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 5                                                                        2,261,452          16,893,046
------------------------------------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                                                       198,300           4,967,415
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                      19,400           1,556,074
------------------------------------------------------------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 2,5                                                                        42,692              33,086
------------------------------------------------------------------------------------------------------------------------------------
Vinci                                                                                                    12,155           1,400,549
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                                                                49,035           1,338,563
------------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                                                  60,000             961,200
------------------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 5                                                                         648,500           4,755,530
------------------------------------------------------------------------------------------------------------------------------------
William Hill plc                                                                                        132,702           1,282,894
------------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 2,5                                                                                      15,559                 311
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 5                                                                                28,777              90,935
                                                                                                                    ----------------
Total Common Stocks (Cost $231,331,906)                                                                                 250,482,553

                                                                                                          UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
AboveNet, Inc. Wts.:
Exp. 9/8/08 5                                                                                             3,961              31,523
Exp. 9/8/10 5                                                                                             4,660              36,075
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 2,5                                                                6,000           1,131,000
------------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 2,5                                                                   2,200                  36
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts., Exp. 5/1/05 5                                                              27,926              99,282
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc. Wts., Exp. 12/31/50 5                                                                    48,080              68,274
------------------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 2,5                                                                     6,350                  64
------------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 2,5                                                          4,650                  --
------------------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08 2,5                                                     18,300                 183
------------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 2,5                                                       5,225                  52
------------------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 2,5                                                                 34,425               4,647
------------------------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 2,5                                                                 11,000                  --
------------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC Wts., Exp. 5/15/11 2,5                                                                       3,500             806,750
------------------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 2,5                                                          46,860                 469


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                              VALUE
                                                                                                          UNITS          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
------------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 2,5                                                                                         69,399     $           347
Exp. 5/16/06 2,5                                                                                            103                  --
------------------------------------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 2,5                                                  86,946                  --
------------------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 2,5                                                                      7,780                  --
------------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 2,5                                                                         6,600                  66
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 2,5                                                  6,700                  71
------------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,5                                                  4,160                  --
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 2,5                                                  6,250                  63
------------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 5                                                                     14,440               1,588
------------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 2,5                                                        5,800                  58
------------------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 2,5                                                                       8,000                  80
------------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 2,5                                                                  16,650                 167
------------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 2,5                                                              13,440                  --
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 2,5                                                         17,082              24,769
------------------------------------------------------------------------------------------------------------------------------------
Telergy, Inc. Wts., Exp. 9/25/10 2,5                                                                     18,175                  --
------------------------------------------------------------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 5                                                                         12,147             108,849
------------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20 2,5                             18,600                  --
------------------------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 5                                                         7,000               4,258
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 5                                                      57,557              47,772
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 5                                                      43,168              25,901
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 5                                                      43,168              16,404
------------------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 2,5                                                         44,000              22,000
                                                                                                                    ----------------
Total Rights, Warrants and Certificates (Cost $1,728,328)                                                                 2,430,748

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--7.9%
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazilian Real Unsec. Credit Linked Nts., 0.93%, 1/14/05                                        $    16,249,967          17,144,528
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                              9,655,000,000           4,155,442
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 3/15/07 [COP]                             31,638,685,000          14,083,022
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                             17,697,500,000           7,616,876
Peruvian Sol Unsec. Linked Nts., 1.466%, 1/14/05 [PEN]                                               34,435,000          10,707,486
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman):
Russia(Government of) Linked Bonds, Series 24, 15%, 9/2/05 [RUR]                                     82,770,000           3,051,172
Russia(Government of) Linked Bonds, Series 26, 15%, 3/11/05 [RUR]                                    83,913,000           2,993,926
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series EM 868, 25.01%, 8/25/05                              17,926,488          14,699,899
Turkey (Republic of) Credit Linked Nts., Series EM 872, 23.57%, 10/20/05 1                            3,153,815           3,328,702


                     53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued


                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), U.S. Dollar/South African
Rand Linked Nts., Series FBi 43, 1.44%, 5/23/22                                                $     13,740,000     $    13,369,020
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Korea (Republic of) Credit Bonds, 1.56%, 6/20/09                                                     35,750,000          36,103,925
Moscow (City of) Linked Nts., 10%, 5/27/05 [RUR]                                                    110,137,000           3,881,354
Moscow (City of) Linked Nts., 15%, 9/2/05 [RUR]                                                     353,400,000          13,082,514
OAO Gazprom I Credit Nts., 5.588%, 10/20/07                                                           7,145,000           7,463,726
OAO Gazprom II Credit Nts., 5.338%, 4/20/07                                                           7,145,000           7,440,008
Ukraine (Republic of) Credit Linked Nts., 6.541%, 8/5/11                                             35,010,000          36,025,290
------------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/09 8,17                                                                    100,000,000         101,375,000
Series 3-3, 8%, 12/29/09 8,17                                                                       113,000,000         113,353,125
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 24.20%, 8/25/05                        11,496,363           8,116,432
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 28.25%, 5/26/05                        11,552,922           9,922,804
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Venezuela (Republic of) Credit
Bonds, 5%, 9/20/09                                                                                   13,890,000          14,493,413
------------------------------------------------------------------------------------------------------------------------------------
Parametric RE Ltd. Catastrophe Linked Nts., 5.85%, 11/19/07 1,8                                       2,400,000           2,510,352
------------------------------------------------------------------------------------------------------------------------------------
Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
Series 2002, Cl. A-A, 7.88%, 6/15/06 1,8                                                                250,000             256,138
Series 2002-1, Cl. E-A, 6.13%, 6/15/06 1                                                              1,500,000           1,517,550
Series 2003-II, Cl. A, 7.88%, 6/15/06 1,8                                                             6,250,000           6,389,375
Series 2003-II, Cl. B, 6.88%, 6/15/06 1,8                                                             6,250,000           6,359,688
Series 2003-II, Cl. C, 7.63%, 6/15/06 1,8                                                             6,250,000           6,357,500
------------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Fujiyama Ltd. Catastrophe Linked Nts.,
5.711%, 5/16/05 1,8                                                                                   2,500,000           2,530,525
------------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Oak Capital Ltd. Catastrophe Linked Nts.,
6.63%, 6/15/07 1,2                                                                                      250,000             255,825
------------------------------------------------------------------------------------------------------------------------------------
UBS AG, OAO Gazprom III Credit Nts., 4.705%, 7/5/06                                                  17,870,000          18,572,592
                                                                                                                    ----------------
Total Structured Notes (Cost $477,097,559)                                                                              487,157,209

                                                              DATE           STRIKE                   CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Japanese Yen Put 2,5  (Cost $1,434,463)                    10/8/04           111.55JPY           21,980,000,000JPY          307,720

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.5%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.51% in joint repurchase agreement (Principal Amount/
Value $195,664,000, with a maturity value of $195,673,403) with DB Alex Brown
LLC, 1.73%, dated 9/30/04, to be repurchased at $1,000,048 on 10/1/04, collateralized by U.S. Treasury Bonds, 6.25%--9.25%, 2/15/16--5/15/30, with a value of $182,065,645 and U.S. Treasury Nts., 3.375%, 1/15/07, with a
value of $17,636,762                                                                           $      1,000,000           1,000,000


                     54 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.35% in joint repurchase agreement (Principal Amount/
Value $1,446,038,000, with a maturity value of $1,446,110,302) with UBS Warburg
LLC, 1.80%, dated 9/30/04, to be repurchased at $19,500,975 on 10/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with
a value of $1,477,979,332                                                                      $     19,500,000     $    19,500,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 71.44% in joint repurchase agreement (Principal Amount/
Value $361,238,000, with a maturity value of $361,255,058) with Cantor Fitzgerald
& Co./Cantor Fitzgerald Securities, 1.70%, dated 9/30/04, to be repurchased at
$258,069,186 on 10/1/04, collateralized by U.S. Treasury Bonds, 1.625%--9.875%,
3/31/05--8/15/28, with a value of $298,717,670 and U.S. Treasury Bills,
1/20/05, with a value of $70,023,125                                                                258,057,000         258,057,000
                                                                                                                    ----------------
Total Joint Repurchase Agreements (Cost $278,557,000)                                                                   278,557,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $6,862,614,092)                                                         111.4%      6,901,841,486
------------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                     (11.4)       (706,867,069)
                                                                                               -------------------------------------
Net Assets                                                                                                100.0%    $ 6,194,974,417
                                                                                               =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount, strike, contracts and exercise price are reported in U.S. Dollars, except for those denoted in the following currencies:

ARP      Argentine Peso
AUD      Australian Dollar
CAD      Canadian Dollar
COP      Colombian Peso
DEM      German Mark
DKK      Danish Krone
EUR      Euro
FRF      French Franc
GBP      British Pound Sterling
HUF      Hungarian Forint
JPY      Japanese Yen
MXN      Mexican Nuevo Peso
NZD      New Zealand Dollar
PEN      Peruvian New Sol
PLZ      Polish Zloty
RUR      Russian Ruble
SEK      Swedish Krona

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid or restricted security. See Note 11 of Notes to Financial
Statements.

3. When-issued security or forward commitment to be delivered and settled after September 30, 2004. See Note 1 of Notes to Financial Statements.

4. Issue is in default. See Note 1 of Notes to Financial Statements.

5. Non-income producing security.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $30,067,013 or 0.49% of the Fund's net assets as of September 30, 2004.


                     55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $4,629,255 or 0.07% of the Fund's net assets as of September 30, 2004.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $416,465,073 or 6.72% of the Fund's net assets as of September 30, 2004.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $27,764,000. See Note 6 of Notes to Financial Statements.

11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

12. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                            CONTRACTS    EXPIRATION     EXERCISE          PREMIUM          VALUE
                                      SUBJECT TO CALL         DATES        PRICE         RECEIVED     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)                     21,980,000,000JPY    10/8/04      104.400JPY   $ 1,576,917     $       --
New Zealand (Government of)
Bonds, 7%, 7/15/09                             10,785NZD    12/9/04        6.205NZD        31,999         41,107

                                                                                      --------------------------
                                                                                      $ 1,608,916     $   41,107
                                                                                      ==========================

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Interest or dividend is paid-in-kind.

15. Received as the result of issuer reorganization.

16. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2004 amounts to $30,593. Transactions during the period in which the issuer was an affiliate are as follows:

                                               SHARES                                     SHARES
                                            SEPT. 30,          GROSS        GROSS      SEPT. 30,      UNREALIZED
                                                 2003      ADDITIONS   REDUCTIONS           2004    DEPRECIATION
----------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Prandium, Inc.                              1,019,757             --           --      1,019,757    $ 11,955,407

17. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     56 | OPPENHEIMER STRATEGIC INCOME FUND



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Shareholders and
Board of Trustees of
Oppenheimer Strategic Income Fund:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of Oppenheimer Strategic Income Fund (the "Fund") as of September 30, 2004, and for the year then ended and have issued our report thereon dated November 16, 2004, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Fund's statement of investments (the "Schedule") as of September 30, 2004 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.



DELOITTE & TOUCHE LLP
November 16, 2004
Denver, Colorado


ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

         Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)